     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 13, 1997


                                                     1933 Act File No. 033-63493
                                                     1940 Act File No. 811-07367

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
          Pre-Effective Amendment No.                                        / /

          Post-Effective Amendment No. 4                                     /X/


                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 5                                                    /X/


                           (Check appropriate box or boxes)

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado 80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                   -----------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)


    /X/   immediately upon filing pursuant to paragraph (b)
    / /   on May 1, 1997, pursuant to paragraph (b)
    / /   60 days after filing pursuant to paragraph (a)(1)
    / /   on (date) pursuant to paragraph (a)(1)
    / /   75 days after filing pursuant to paragraph (a)(2)
    / /   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered   SHARES OF BENEFICIAL INTEREST OF THE
BERGER IPT - 100 FUND, THE BERGER IPT - GROWTH AND INCOME FUND, THE BERGER IPT - SMALL COMPANY GROWTH FUND AND THE BERGER/BIAM IPT - INTERNATIONAL FUND

                         BERGER INSTITUTIONAL PRODUCTS TRUST
                            SHARES OF BENEFICIAL INTEREST
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481

Item No. And Caption in Form N-1A                     Number of Section
--------------------------------------------------------------------------------

A.  PROSPECTUS

1.  Cover Page                                        Cover Page
2.  Synopsis                                          Section 1
3.  Condensed Financial Information                   Section 2
4.  General Description of Registrant                 Sections 3, 4, 5 and 11
5.  Management of the Fund                            Sections 6 and 7
5A. Management's Discussion of Fund Performance       In Annual Report
6.  Capital Stock and Other Securities                Sections 10, 11 and 12
7.  Purchase of Securities Being Offered              Sections 8 and 9
8.  Redemption or Repurchase                          Section 8
9.  Pending Legal Proceedings                         Not Applicable

B.  STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page                                        Cover Page
11. Table of Contents                                 Table of Contents
12. General Information and History                   Section 12
13. Investment Objectives and Policies                Sections 1 and 2
14. Management of the Funds                           Section 3
15. Control Persons and Principal Holders of
       Securities                                     Sections 3 and 12
16. Investment Advisory and Other Services            Sections 3, 4, 5 and 12
17. Brokerage Allocation and Other Practices          Sections 1 and 6
18. Capital Stock and Other Securities                Section 12
19. Purchase, Redemption and Pricing of
       Securities Being Offered                       Sections 7, 8 and 9
20. Tax Status                                        Section 10
21. Underwriters                                      Sections 5 and 12
22. Calculations of Performance Data                  Section 11
23. Financial Statements                              Financial Statements

                         BERGER/BIAM IPT - INTERNATIONAL FUND

                          SUPPLEMENT DATED NOVEMBER 13, 1997
                                          TO
                             PROSPECTUS DATED MAY 1, 1997
                           AS SUPPLEMENTED OCTOBER 24, 1997

    The Prospectus dated May 1, 1997, as supplemented October 24, 1997, for the Berger Institutional Products Trust is amended by changing the date of the Statement of Additional Information referred to on the cover thereof to May 1, 1997, as amended November 13, 1997, and by supplementing Section 2 "Condensed Financial Information" with the following:

    Following is a table setting forth certain financial highlights for the Berger/BIAM IPT - International Fund for the period May 1, 1997 (commencement of operations) to October 31, 1997. The information contained in the table is unaudited. Additional performance information is contained in the Funds' most recent Semi-Annual Report dated June 30, 1997, which may be obtained upon request and without charge by calling the Berger Funds at 1-800-706-0539 or by calling a Participating Insurance Company.

                         BERGER/BIAM IPT - INTERNATIONAL FUND

                                 FINANCIAL HIGHLIGHTS

                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
            MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997
                                     (UNAUDITED)

Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . $     10.00
                                                                   -----------

Income From Investment Operations:

Net Investment Income (Loss) . . . . . . . . . . . . . . . . . . .        0.05
Net Realized and Unrealized Gains
 (Losses) on Securities. . . . . . . . . . . . . . . . . . . . . .       (0.58)
                                                                   -----------
Total From Investment Operations . . . . . . . . . . . . . . . . .       (0.53)
                                                                   -----------

Less Distributions:

Dividends (from net investment income) . . . . . . . . . . . . . .        0.00
Distributions (from capital gains) . . . . . . . . . . . . . . . .        0.00
                                                                   -----------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . .        0.00
                                                                   -----------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . $      9.47
                                                                   -----------
                                                                   -----------

Total Return++*. . . . . . . . . . . . . . . . . . . . . . . . . .       (5.30)%
                                                                   -----------
                                                                   -----------

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period. . . . . . . . . . . . . . . . . . . . . $ 2,405,676

Ratios of Expenses to Average Net Assets:+++#
     Net expenses. . . . . . . . . . . . . . . . . . . . . . . . .         .90%
     Gross expenses. . . . . . . . . . . . . . . . . . . . . . . .        1.77%

Ratio of Net Income (Loss) to Average Net Assets+++. . . . . . . .        1.30%

Portfolio Turnover Rate* . . . . . . . . . . . . . . . . . . . . .       23.60%

Average Commission Rate. . . . . . . . . . . . . . . . . . . . . . $      .0246

++ Total return reflects the effect of fees offset by earnings credits, fee waivers and expense reimbursements, and does not reflect expenses that apply to related variable insurance contracts. Had the fee offsets, waivers and reimbursements not been made, and had variable contract charges been included, total return would have been lower for the period shown.
* Based on operations for the period shown and, accordingly, is not representative of a full year.
+++ Annualized.
# Net expenses reflect the Fund's gross (total) expenses, reduced by fees offset by earnings credits, fee waivers and expense reimbursements. Gross expenses and net expenses do not include the deduction of any charges or expenses attributable to any particular variable insurance contract.

                         BERGER IPT - GROWTH AND INCOME FUND

                          SUPPLEMENT DATED OCTOBER 24, 1997
                                          TO
                             PROSPECTUS DATED MAY 1, 1997

    Berger Associates Vice President Sheila J. Ohlsson has been appointed co-manager of the Berger IPT - Growth and Income Fund, joining Patrick S. Adams, who has been co-managing the Fund since February 1997. Ms. Ohlsson succeeds former co-manager Mark R. McKinney.

    Accordingly, page 13 of the Prospectus for the Berger IPT - Growth and Income Fund of the Berger Institutional Products Trust is amended to read as follows: The third paragraph under "6. Management and Investment Advice" is deleted in its entirety and replaced with the following:

    "Patrick S. Adams, Senior Vice President of Berger Associates, is the portfolio manager for the Berger IPT - 100 Fund. Mr. Adams also co-manages the Berger IPT - Growth and Income Fund, along with Berger Associates Vice President Sheila J. Ohlsson. The portfolio managers are responsible for the investments of their Funds, including the day-to-day investment decisions for these Funds. Mr. Adams is also President of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund."

    In addition, the fifth paragraph under "6. Management and Investment Advice" is deleted in its entirety and replaced with the following:

    "Ms. Ohlsson joined Berger Associates in 1991, where she currently serves as Vice President and co-portfolio manager, along with Patrick Adams, for the Berger Growth and Income Fund. Previously, Ms. Ohlsson served as Senior Analyst/Portfolio Manager (February 1997 to October 1997) and Analyst (September 1991 to February 1997) with Berger Associates."

                                      PROSPECTUS

         Berger Institutional Products Trust (the "Trust") is an open-end management investment company. The Trust currently consists of the four diversified series or portfolios named below (individually referred to as a "Fund"). Each Fund has its own investment objective and policies. Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.

BERGER IPT - 100 FUND - The investment objective of the Berger IPT - 100 Fund is long-term capital appreciation. The Berger IPT - 100 Fund seeks to achieve this objective by investing primarily in common stocks of established companies which the Fund's advisor believes offer favorable growth prospects.

BERGER IPT - GROWTH AND INCOME FUND - The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Berger IPT - Growth and Income Fund seeks to achieve these objectives by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the Fund's advisor believes offer favorable growth prospects and are expected to also provide current income.

BERGER IPT - SMALL COMPANY GROWTH FUND - The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Berger IPT - Small Company Growth Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

BERGER/BIAM IPT - INTERNATIONAL FUND - The investment objective of the Berger/BIAM IPT - International Fund is long-term capital appreciation. The Berger/BIAM IPT - International Fund seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Fund's total assets invested in the securities of companies located in at least five countries, not including the United States.

         This Prospectus concisely sets forth information about each of the Funds that a prospective purchaser of a variable insurance contract or plan participant should consider before purchasing a variable contract, allocating contract values to one or more of the Funds or selecting one of the Funds as an investment option under a qualified plan. It should be read carefully in conjunction with any separate account prospectus of the specific insurance product ("Separate Account Prospectus") or qualified plan documents that accompany this Prospectus and retained for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information, dated May 1, 1997, is incorporated by reference into this Prospectus in its entirety and is available upon request without charge by writing the Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539 or by writing or calling a Participating Insurance Company.

         INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK (INCLUDING BANK OF IRELAND). SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT

INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  DATED MAY 1, 1997

                                  Table of Contents

Section                                                                   Page
-------                                                                   ----
1.  Fee Tables. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

2.  Condensed Financial Information . . . . . . . . . . . . . . . . . .     2

3.  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

4.  Investment Objectives and Policies and Risk Factors . . . . . . . .     4

5.  Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . .    10

6.  Management and Investment Advice. . . . . . . . . . . . . . . . . .    11

7.  Expenses of the Funds . . . . . . . . . . . . . . . . . . . . . . .    13

8.  How to Purchase and Redeem Shares in the Funds. . . . . . . . . . .    13

9.  How the Net Asset Value Is Determined . . . . . . . . . . . . . . .    14

10.  Income Dividends, Capital Gains Distributions and Tax Treatment. .    14

11.  Additional Information . . . . . . . . . . . . . . . . . . . . . .    15

12.  Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . .    16

13.  Shareholder Inquiries. . . . . . . . . . . . . . . . . . . . . . .    17

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO ALL FOUR FUNDS)

Maximum Sales Load Imposed on Purchases                         0%

Maximum Sales Load Imposed on Reinvested Dividends              0%

Deferred Sales Load                                             0%

Redemption Fees                                                 0%

Exchange Fee                                                    0%


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                             Investment        Other         Total Fund
                              Advisory       Expenses*        Operating
                                Fee                           Expenses
                             ----------      ---------       ----------
Berger IPT - 100 Fund          .00%+           1.00%+          1.00%+

Berger IPT - Growth and        .00%+           1.00%+          1.00%+
Income Fund

Berger IPT - Small Company     .00%+           1.15%+          1.15%+
Growth Fund

Berger/BIAM IPT -              .00%++          1.20%++         1.20%++
International Fund


* Other Expenses primarily include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

+ After fee waivers and expense reimbursements. The Funds' investment advisor has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Investment Advisory Fee for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund would have been 0.75%, 0.75% and 0.90%, respectively, and their Total Fund Operating Expenses would have been 7.69%, 7.70% and 8.57%, respectively.

++ Based on estimated expenses for the first year of operations of the Berger/BIAM IPT - International Fund, after fee waivers and expense reimbursements. The Fund's investment advisor has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Berger/BIAM IPT - International Fund exceed 1.20%, of the Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Investment Advisory Fee for the Berger/BIAM IPT - International Fund would be 0.90%, and its Total Fund Operating Expenses would be estimated to be 8.96%.

                                       EXAMPLES

         You would pay the following expenses on a $1,000 investment, assuming 5% annual return, and assuming redemption at the end of each time period:


                                   1 Year     3 Years     5 Years    10 Years
                                   ------     -------     -------    --------
Berger IPT - 100 Fund                $10        $32         $55        $122

Berger IPT - Growth and Income       $10        $32         $55        $122
Fund

Berger IPT - Small Company           $12        $37         $63        $140
Growth Fund

Berger/BIAM IPT - International      $12*       $38*        N/A        N/A
Fund

*  Based on estimated expenses for the Fund's first year of operations.

         THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

         The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Funds will bear directly or indirectly. THE TABLES AND EXAMPLE ABOVE DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE CHARGES OR EXPENSES ATTRIBUTABLE TO VARIABLE INSURANCE CONTRACTS OR QUALIFIED PLANS INVESTED IN THE FUNDS. PROSPECTIVE INVESTORS SHOULD REFER TO THE APPLICABLE SEPARATE ACCOUNT PROSPECTUS OR QUALIFIED PLAN DOCUMENTS THAT ACCOMPANY THIS PROSPECTUS FOR INFORMATION PERTAINING TO SUCH CONTRACT CHARGES AND EXPENSES.

         Each of the investment advisors for their respective Funds has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% for each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund, exceed 1.15% for the Berger IPT - Small Company Growth Fund and exceed 1.20% for the Berger/BIAM IPT - International Fund, of the respective Fund's average daily net assets. The Funds' expenses are described in greater detail under "Management and Investment Advice" and "Expenses of the Funds."

2.  CONDENSED FINANCIAL INFORMATION

         On the following page is a table setting forth certain financial highlights of the Funds in existence at December 31, 1996, for the period May 1, 1996 (date operations commenced) to the end of their first fiscal year on December 31, 1996. The information has been audited by Price Waterhouse LLP, whose report thereon is incorporated by reference from the Funds' 1996 Annual Report into the Statement of Additional Information. Additional performance information is contained in the Funds' most recent Annual Report dated December 31, 1996, which may be obtained upon request and without charge by calling the Funds at 1-800-706-0539 or by calling a Participating Insurance Company.

                                BERGER IPT - 100 FUND
                         BERGER IPT - GROWTH AND INCOME FUND
                        BERGER IPT - SMALL COMPANY GROWTH FUND

                                 FINANCIAL HIGHLIGHTS

                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
             MAY 1, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996



                                          Berger IPT -    Berger IPT -    Berger IPT -
                                           100 Fund       Growth and         Small
                                                            Income          Company
                                                             Fund            Growth
                                                                              Fund
                                          ------------    ------------    ------------
Net Asset Value, Beginning of Period . . .  $10.00          $10.00           $10.00
                                            ------          ------           ------
Income From Investment Operations:
Net Investment Income (Loss) . . . . . . .     .03             .10              .01
Net Realized and Unrealized Gains
 (Losses) on Securities. . . . . . . . . .     .36            1.04             (.06)
                                            ------          ------           ------

Total From Investment Operations . . . . .     .39            1.14             (.05)
                                            ------          ------           ------

Less Distributions:
Dividends (from net investment income) . .     .00             .00              .00
Distributions (from capital gains) . . . .     .00             .00              .00
                                            ------          ------           ------

Total Distributions. . . . . . . . . . . .     .00             .00              .00
                                            ------          ------           ------

Net Asset Value, End of Period . . . . . .  $10.39          $11.14           $ 9.95
                                            ------          ------           ------
                                            ------          ------           ------
Total Return++*. . . . . . . . . . . . . .    3.90%          11.40%            (.50)%
                                            ------          ------           ------
                                            ------          ------           ------
RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period. . . . . . . . .  $331,296       $344,373          $291,362

Ratios of Expenses to Average Net Assets:+++

      Net expenses+. . . . . . . . . . . .     .93%            .94%             .95%

      Gross expenses+. . . . . . . . . . .    7.69%           7.70%            8.57%

Ratio of Net Income (Loss) to Average
 Net Assets+++ . . . . . . . . . . . . . .     .50%           1.80%             .14%

Portfolio Turnover Rate* . . . . . . . . .      56%             60%              80%

Average Commission Rate. . . . . . . . .    $.0590          $.0756           $.0392

---------------

++ Total return reflects the effect of fees offset by earnings credits, fee waivers and expense reimbursements, and does not reflect expenses that apply to related variable insurance contracts. Had the fee offsets, waivers and reimbursements not been made, and had variable contract charges been included, total return would have been lower for the period shown.

* Based on operations for the period shown and, accordingly, are not representative of a full year.
+++ Annualized.
+ Net expenses reflect the Fund's gross (total) expenses, reduced by fees offset by earnings credits, fee waivers and expense reimbursements. Gross expenses and net expenses do not include the deduction of any charges or expenses attributable to any particular variable insurance contract.

3.  INTRODUCTION

         The Funds are all diversified portfolios or series of the Berger Institutional Products Trust, a management investment company. The Funds sell and redeem their shares at net asset value without any sales charges, commissions or redemption fees. Sales charges for variable insurance contracts are described in the accompanying Separate Account Prospectuses relating to those contracts. Each variable insurance contract involves fees and expenses not described in this Prospectus. Certain Funds may not be available in connection with a particular contract or plan and certain contracts or plans may limit allocations among the Funds. See the accompanying Separate Account Prospectuses or qualified retirement plan documents for information regarding contract fees and expenses and any restrictions on purchases or allocations.

         This Prospectus describes the securities offered by each of the Funds. Because the Funds have many of the same officers and trustees and have similar investment restrictions and investment privileges, the Funds believe you will find this combined Prospectus useful and informative in understanding the important features of the Funds and their similarities and differences.

4.  INVESTMENT OBJECTIVES AND POLICIES AND RISK FACTORS

         Each of the Funds is a separate series of the Berger Institutional Products Trust, with its own portfolio of securities selected to achieve its particular investment objective. Since the shares of the Funds primarily represent an investment in common stocks, the net asset value of each Fund will reflect changes in the market value of the securities held in that Fund's portfolio, and the value of a Fund share will therefore go up and down.

         The Funds have the same investment objectives and follow substantially the same investment strategies and policies as those of certain publicly-offered investment companies managed by the same investment advisors (the "Berger retail funds"). The Berger IPT - 100 Fund corresponds to the Berger 100 Fund-Registered Trademark-. The Berger IPT - Growth and Income Fund corresponds to the Berger Growth and Income Fund. The Berger IPT - Small Company Growth Fund corresponds to the Berger Small Company Growth Fund-Registered Trademark-. The Berger/BIAM IPT - International Fund corresponds to the Berger/BIAM International Institutional Fund. As described below under "Management and Investment Advice," the same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

         Although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. Expenses and expense limitations of each Fund and its corresponding retail fund are expected to differ. The variable insurance contract owner will also bear various insurance related costs at the insurance company level and should refer to the accompanying Separate Account Prospectus for a summary of contract fees and expenses.

         BERGER IPT - 100 FUND. The investment objective of the Berger IPT - 100 Fund is long-term capital appreciation. Current income is not an investment objective of the Berger IPT - 100 Fund, and any income produced will be a by-product of the effort to achieve the Fund's objective.

         In selecting its portfolio securities, the Berger IPT - 100 Fund places primary emphasis on established companies which it believes to have favorable growth prospects, regardless of the company's size. Common stocks usually constitute all or most of the Fund's investment portfolio, but the Fund remains free to invest in securities other than common stocks, and may do so when deemed appropriate by the investment advisor to achieve the objective of the Fund. The Fund may, from time to time, take substantial positions in securities convertible into common stocks, and it may also purchase government securities, preferred stocks and other senior securities if its advisor believes these are likely to be the best suited at that time to achieve the Fund's objective. The Fund's policy of investing in securities believed to have a potential for capital growth means that a Fund share may be subject to greater fluctuations in value than if the Fund invested in other securities.

         BERGER IPT - GROWTH AND INCOME FUND. The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. However, neither capital appreciation nor a fixed or moderate rate of current income can be assured, and in periods of low interest rates and yields on securities, the income available for distribution to the Fund shareholders will likely be substantially reduced or eliminated.

         In selecting its portfolio securities, the Berger IPT - Growth and Income Fund places primary emphasis on securities which it believes offer favorable growth prospects and are expected to also provide current income. Common stocks of companies with mid-sized to large market capitalizations usually constitute the majority of the Fund's investment portfolio. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund also invests in senior securities such as convertible securities, preferred stocks, government securities and corporate bonds, as seems appropriate from time to time. Attention is given to the anticipated reliability of income as well as to its indicated current level.

         BERGER IPT - SMALL COMPANY GROWTH FUND. The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Fund seeks to achieve its investment objective by investing its assets principally in a diversified group of equity securities of small growth companies with market capitalization of less than $1 billion at the time of initial purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal circumstances, the Berger IPT - Small Company Growth Fund will invest at least 65% of its assets in equity securities of such companies, consisting of common and preferred stock and other securities having equity features such as convertible bonds, warrants and rights (subject to certain restrictions). The balance of the Fund may be invested in equity securities of companies with market capitalization in excess of $1 billion, government securities, short-term investments or other securities as described on the following pages. Because income is not an objective of the Berger IPT - Small Company Growth

Fund, any income produced will be a by-product of the effort to achieve the Fund's objective of capital appreciation.

         In selecting its portfolio securities, the Berger IPT - Small Company Growth Fund places primary emphasis on companies which it believes have favorable growth prospects. The Fund seeks to identify small growth companies that either occupy a dominant position in an emerging industry or a growing market share in larger fragmented industries. While these companies may present above average risk, management believes they may have the potential to achieve long-term earnings growth rates substantially in excess of the growth of earnings of other companies.

         Investments in small growth companies may involve greater risks and volatility than more traditional equity investments due to some of these companies potentially having limited product lines, reduced market liquidity for the trading of their shares and less depth in management than more established companies. For this reason, the Berger IPT - Small Company Growth Fund is not intended as a complete investment vehicle but rather as an investment for persons who are in a financial position to assume above average risk and share price volatility over time. Realizing the full potential of small growth companies frequently takes time. As a result, the Berger IPT - Small Company Growth Fund should be considered as a long-term investment vehicle.

         In general, investment decisions for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund are based on an approach which seeks out successful companies because they are believed to be more apt to become profitable investments. To evaluate a prospective investment, the investment advisor analyzes information from various sources, including industry economic trends, earnings expectations and fundamental securities valuation factors to identify companies which in management's opinion are more likely to have predictable, above average earnings growth, regardless of the company's geographic location. The advisor also takes into account a company's management and its innovations in products and services in evaluating its prospects for continued or future earnings growth.

         BERGER/BIAM IPT - INTERNATIONAL FUND. The investment objective of the Berger/BIAM IPT - International Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Fund may also invest in securities other than common stock if the Fund's sub-advisor believes these are likely to be the best suited at that time to achieve the Fund's objective. These include equity-related securities (such as preferred stocks and convertible securities), debt securities issued by foreign governments or foreign corporations, U.S. or foreign short-term investments or other securities described on the following pages. The Fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Fund's total assets invested in the securities of companies located in at least five countries, not including the

United States. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.

         In selecting its portfolio securities, the Fund places primary emphasis on fundamentally undervalued stocks as determined by a range of characteristics, including relatively low price/earnings multiples, dividend yield, consistency of earnings growth and cash flow, financial strength, realizable asset value and liquidity. Securities of companies with medium to large market capitalizations usually constitute the majority of the Fund's investments. The Fund currently considers medium to large market capitalizations to be those in excess of $1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund is presently anticipated to be weighted largely toward companies located in Western Europe (for example, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Sweden, Ireland and Finland), Australia and the Far East (for example, Japan, Hong Kong, Singapore, Malaysia, Thailand, Indonesia and the Philippines). However, the Fund is free to invest in companies of any size and in companies located in other foreign countries, including developing countries.

         The investment approach of the sub-advisor for the Berger/BIAM IPT - International Fund is based on "bottom-up" fundamental analysis of individual companies within a framework of dynamic economic and business themes that are believed to provide the best opportunities for effective stock selection. Stock selection decisions are guided by:

- GLOBAL ECONOMIC AND BUSINESS THEMES. The sub-advisor identifies economic and business themes and trends that have the potential to support the long-term growth prospects of companies best positioned to take advantage of them. These themes and trends may transcend political and geographic boundaries and may be global or regional in nature. Current themes and trends include, for example, worldwide growth in telecommunications and multimedia, positive banking environment, rapid economic development in the Pacific Basin, global healthcare trends and unique consumer franchises.

- FUNDAMENTAL ANALYSIS. The sub-advisor seeks to identify companies that it believes are best positioned to benefit from the identified themes and trends. It conducts an extensive "bottom-up" analysis seeking individual quality companies with stocks that are fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their peer group. This process includes examining financial statements, evaluating management and products, assessing competitive position and strengths, as well as analyzing the economic variables affecting the company's operating environment. This in-depth, fundamental analysis is believed to be the most important step in identifying stock selections for the Fund.

         Actual country weightings are a by-product of the bottom-up stock selection approach. Accordingly, the country in which a company is located is considered by the sub-advisor to be less important than the diversity of its sources of earnings and earnings growth.

         Investors should also be aware that investment in foreign securities carries additional risks not present when investing in domestic securities. See "Foreign Securities" below. The Berger/BIAM IPT - International Fund is not intended as a complete or balanced investment vehicle, but rather as an investment for persons who are in a financial position to assume the risk and share price volatility associated with foreign investments. As a result, the Fund should be considered as a long-term investment vehicle.

                                   * * *

         The investment objective of each of the Berger IPT - 100 Fund, the Berger IPT - Small Company Growth Fund and the Berger/BIAM IPT - International Fund, and the primary investment objective of the Berger IPT - Growth and Income Fund, is considered fundamental, meaning that it cannot be changed without a shareholders' vote. The secondary investment objective of the Berger IPT - Growth and Income Fund is not considered fundamental, and therefore may be changed in the future by action of the directors without shareholder vote. However, the Berger IPT - Growth and Income Fund will not change its secondary investment objective without giving its shareholders such notice as may be required by law. If the Berger IPT - Growth and Income Fund changes its secondary investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that any of the Funds' investment objectives will be realized.

         The Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund may each increase its investment in government securities and other short-term interest-bearing securities without limit when its advisor believes market conditions warrant a temporary defensive position, during which period it may be more difficult for the Fund to achieve its investment objective. Following is additional information about some of the other specific types of securities and other instruments in which the Funds may invest.

         FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of a Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. A Fund's investments may include American Depositary Receipts
(ADRs). The Funds may also invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which a Fund may invest may be considered passive foreign investment companies (PFICs), which are described in greater detail in the Statement of Additional Information.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Since the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         CONVERTIBLE SECURITIES. Each Fund may purchase securities which are convertible into common stock when the Fund's advisor or sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below investment grade by organizations such as Moody's Investors Service, Inc., or Standard & Poor's Corporation, or being of similar creditworthiness in the determination of the advisor or sub-advisor. The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, none of the Funds will invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and each Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Trust, in consultation with the advisor or sub-advisor will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

         SECURITIES OF SMALLER COMPANIES. All of the Funds may invest in, and the portfolio of the Berger IPT - Small Company Growth Fund will be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         UNSEASONED ISSUERS. The Funds may invest to a limited degree in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies and involve the risks and price volatility associated with smaller companies. The Berger IPT - Small Company Growth Fund may invest up to 10% of its total assets in securities of unseasoned issuers, and each of the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger/BIAM IPT - International Fund may invest up to 5% of its total assets in such securities.

         ZEROS/STRIPS. The Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund may each invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. None of the Funds will invest in mortgage-backed or other asset-backed securities.

         REPURCHASE AGREEMENTS. Each Fund is authorized to invest in repurchase agreements. A repurchase agreement is a means of investing cash for a short period. In a repurchase agreement, a seller (typically a U.S. commercial bank or recognized U.S. securities dealer) sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Fund will have a total value equal to, or in excess of, the value of the repurchase agreement, and will be held by the Fund's custodian bank until repurchased. These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund's investment in illiquid and restricted securities.

         LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits a Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights, and the risk of losing all or a part of the income from the transaction. None of the Funds will lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Fund's total assets.

         HEDGING TRANSACTIONS. Each Fund except the Berger/BIAM IPT - International Fund is authorized to make limited use of certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The Berger/BIAM IPT - International Fund is authorized to make limited use only of forward contracts for the same purpose. Although a hedging transaction may, for example, partially protect a Fund from a decline in the value of a particular security or its portfolio generally, hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Following is a summary of the futures, forwards and options which the Funds may utilize, provided that no more than 5% of a Fund's net assets at the time of purchase may be utilized as initial margins for financial futures transactions and premiums for options.

         Financial futures and forwards are contracts on financial instruments (such as securities, securities indices and foreign currencies) that obligate the holder to take or make future delivery of a specified quantity of the underlying financial instrument. Futures are exchange traded instruments that may be physically settled or settled with cash or by entering into an offsetting transaction, while forwards are privately negotiated and contemplate actual delivery of the underlying financial instrument (usually a foreign currency).
An option gives the holder the right, but not the obligation, to purchase or sell something (such as a security or a futures contract) at a specified price at any time until the expiration date. An option on a securities index is similar, except that upon exercise, settlement is made in cash rather than in specific securities. Securities options may be either exchange-traded or privately negotiated, whereas options on futures contracts are always exchange-traded. Each Fund may only write call options (that is, issue options that obligate the Fund to deliver if the option is exercised by the holder) that are "covered" and only up to 25% of a Fund's total assets. A call option is considered "covered" if a Fund already owns the security on which the option is written or, in the case of an option written on a securities index, if a Fund owns a portfolio of securities believed likely to substantially replicate movement of the index.

         Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by a Fund, may exceed the premium received for the option. However, each Fund will be permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that each Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, each Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

         The principal risks of the Funds utilizing futures transactions, forward contracts and/or options are: (a) losses resulting from market movements not anticipated by the Funds; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and (f) possible need to defer closing out certain futures or options contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended. In addition, when a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Additional detail concerning the Funds' use of futures, forwards and options and the risks of such investments can be found in the Statement of Additional Information.

         ILLIQUID SECURITIES. Each Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, none of the Funds may purchase any security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of the Trust, in consultation with the advisor or sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

         In addition to its investment objective, each Fund has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, neither the Berger IPT - 100 Fund nor the Berger IPT - Growth and Income Fund may purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of such Fund's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer. The Berger/BIAM IPT - International Fund is similarly restricted with respect to 100% of its total assets, although this restriction may be reduced to apply to 75% or more of its total assets without a shareholder vote. The Berger IPT - Small Company Growth Fund is similarly restricted with respect to 75% of its total assets.

         Further, neither the Berger IPT - 100 Fund nor the Berger IPT - Growth and Income Fund may borrow in excess of 5% of its total assets or pledge assets taken at market value to an extent greater than 10% of its total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes), subject to certain exclusions, and neither may make loans (except that each Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies). Neither of the Berger IPT - Small Company Growth Fund or the Berger/BIAM IPT - International Fund may borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed), and none may make loans (except that a Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies). None of the Funds may invest in any one industry more than 25% of the value of its total assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, in certain futures, forwards and/or options as specified in greater detail above and in the Statement of Additional Information.

         Also, none of the Funds currently intends to make short sales of securities, except that each of the Funds other than the Berger/BIAM IPT - International Fund may make short sales of securities which the Fund owns or has the right to acquire at no additional cost (i.e., short sales "against the box"), and none of the Funds intends to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its assets are invested in such securities, although these restrictions may be changed without shareholder approval. For more detail about the Funds' investment restrictions, see the Statement of Additional Information.

5.  PORTFOLIO TURNOVER

         In pursuit of each Fund's investment objective, management continuously monitors the Fund's investments and makes portfolio changes whenever changes in the markets, industry trends or the outlook for any portfolio security indicate to them that the objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of a Fund due to economic, market or other factors that are not within the control of management. The annual portfolio turnover rates of the Funds may at times exceed 100%. Increased portfolio turnover would necessarily result in correspondingly higher brokerage costs for the Funds. The portfolio turnover rates are shown in the tables in Section 2 beginning on page 2.

6.  MANAGEMENT AND INVESTMENT ADVICE

         The trustees of the Trust are responsible for major decisions relating to each Fund's policies and objectives. They also oversee the operation of each Fund by its officers and review the investment performance of the Funds on a regular basis.

         The investment advisor to each of the Funds except the Berger/BIAM IPT
- International Fund is Berger Associates, 210 University Boulevard, Suite 900, Denver, CO 80206. Berger Associates furnishes continuous advice and recommendations to each of those Funds regarding securities to be purchased and sold by the Fund. Berger Associates, therefore, formulates a continuing program for management of the assets of each Fund consistent with the investment objectives and policies established by the trustees of the Trust. Berger Associates also provides office space for each Fund and pays the salaries, fees and expenses of all Fund officers and trustees of the Funds who are interested persons of Berger Associates. Berger Associates serves as investment advisor or sub-advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors, and had assets under management of more than $3.5 billion as of December 31, 1996. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 87% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which also acts as the Funds' sub-transfer agent.

         Patrick S. Adams, Senior Vice President of Berger Associates, is the portfolio manager for the Berger IPT - 100 Fund. Mr. Adams also co-manages the Berger IPT - Growth and Income Fund, along with Berger Associates Senior Analyst Mark R. McKinney. The portfolio managers are responsible for the investments of their Funds, including the day-to-day investment decisions for these Funds. Mr. Adams is also President of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund, and Mr. McKinney is Vice President of the Berger IPT - Growth and Income Fund.

         Mr. Adams joined Berger Associates in February 1997, where he serves as portfolio manager for the Berger IPT - 100 Fund and the retail Berger 100 Fund, co-manager for the Berger IPT - Growth and Income Fund and the retail Berger Growth and Income Fund, and portfolio manager for retirement plans and institutional and private investors. Mr. Adams previously served as Senior Vice President with Zurich Kemper Investments, Inc., from June 1996 to January 1997, where he was portfolio manager of the Kemper Growth Fund. Mr. Adams served as Portfolio Manager with Founders Asset Management, Inc., from March 1993 to May 1996, where he managed the Founders Blue Chip Growth Fund and the Founders Balanced Fund. Prior to that, Mr. Adams served in various positions with First of America Investment Corp. for over three years, including as Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993, during which time he managed the Parkstone Equity Fund.

         Mr. McKinney joined Berger Associates in January 1996, where he serves as Senior Analyst and co-portfolio manager, along with Patrick Adams, for the Berger IPT - Growth and Income Fund and the retail Berger Growth and Income Fund. Mr. McKinney previously served as Analyst/Portfolio Manager with Farmers Insurance Co. from April 1992 to January 1996.

         William R. Keithler is the President and portfolio manager of the Berger IPT - Small Company Growth Fund and is primarily responsible for the investments of the Fund, including the day-to-day investment decisions for the Fund. Mr. Keithler also serves as President and portfolio manager for the Berger Small Company Growth Fund and the Berger New Generation Fund.

         Mr. Keithler joined Berger Associates in December 1993 and serves as Senior Vice President-Investment Management. Previously, he was employed by INVESCO Trust Company, Denver, Colorado, as Senior Vice President (January 1993 to December 1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January 1991). During his seven years with INVESCO, Mr. Keithler was portfolio manager of several mutual funds, including the INVESCO Dynamics Fund and INVESCO Emerging Growth Fund. From 1982 to 1986,
Mr. Keithler was Vice President and portfolio manager with First Trust St. Paul, in St. Paul, Minnesota.

         The investment advisor to the Berger/BIAM IPT - International Fund is BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. BBOI Worldwide oversees, evaluates and monitors the investment advisory services provided to the Fund by the Fund's sub-advisor and is responsible for furnishing administrative services to the Fund, such as coordinating certain matters relating to the operations of the Fund and monitoring the Fund's compliance with all applicable federal and state securities laws.

         BBOI Worldwide is a Delaware limited liability company formed in 1996. Since BBOI Worldwide was only recently formed, it has only limited prior experience as an investment advisor. However, BBOI Worldwide is a joint venture between Berger Associates and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the sub-advisor to the Fund, which have both been in the investment advisory business for many years.

         Berger Associates and BIAM each own a 50% membership interest in BBOI Worldwide and each have an equal number of representatives on BBOI Worldwide's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions for BBOI Worldwide.

         Since its founding in 1966, Bank of Ireland's investment management group has become recognized among international and global investment managers, serving clients in Europe, the United States, Canada, Australia and South Africa. BIAM, the sub-advisor to the Berger/BIAM IPT - International Fund, is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $21 billion as of December 31, 1996.

         As permitted in its Investment Advisory Agreement with the Berger/BIAM IPT - International Fund, BBOI Worldwide has delegated day-to-day portfolio management responsibility to BIAM, as the sub-advisor. As sub-advisor, BIAM manages the investments in the Fund and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of the Trust.
BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM also acts as sub-advisor for and is responsible for the day-to-day portfolio management of the Berger/BIAM International Portfolio. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830.

         All investment decisions made for the Berger/BIAM IPT - International Fund by its sub-advisor are made by a team of BIAM investment personnel. No one individual is primarily responsible for making the day-to-day investment decisions for the Fund. Most of the investment professionals at BIAM have been with BIAM at least 10 years.

         Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Berger/BIAM IPT - International Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Fund. Federal law prohibits the sub-advisor, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Fund, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bank of Ireland or its affiliates.

         Under their Investment Advisory Agreements, the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund each have agreed to compensate Berger Associates for its investment advisory services to the Fund by the payment of a fee at the annual rate of .75 of 1% (0.75%) of the average daily net assets of the Fund. Under the Investment Advisory Agreement for the Berger IPT - Small Company Growth Fund, Berger Associates is compensated for its investment advisory services to that Fund by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Fund. Under its Investment Advisory Agreement with BBOI Worldwide, the Berger/BIAM IPT - International Fund compensates BBOI Worldwide for its investment advisory services by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Fund. The Berger/BIAM IPT - International Fund pays no fees directly to BIAM, the sub-advisor. Under a Sub-Advisory Agreement with BBOI Worldwide, BIAM receives from BBOI Worldwide a fee at the annual rate of .4 of 1% (0.40%) of the average daily net assets of the Berger/BIAM IPT - International Fund. During certain periods, BIAM may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Fund to the BBOI Worldwide.

         From time to time, Berger Associates or BBOI Worldwide may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to shareholders). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from Berger Associates' or BBOI's own resources and not from the assets of the Funds.

7.  EXPENSES OF THE FUNDS

         Each of the Funds has appointed Investors Fiduciary Trust Company ("IFTC") as its recordkeeping and pricing agent to calculate the daily net asset value of such Fund and to perform certain accounting and recordkeeping functions required by the Fund. In addition, IFTC also serves as the Funds' custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the Funds. As noted in the preceding section, approximately 41% of the outstanding shares of DST are owned by KCSI.

         For custodian, recordkeeping and pricing services, each Fund pays fees to IFTC based on a percentage of its assets, subject to certain minimums. Each Fund also pays a monthly fee based primarily on the number of accounts maintained on behalf of the Fund for transfer agency and dividend disbursing services, which fees are paid by the Funds to IFTC and in turn passed through to DST as sub-agent. In addition, the Funds reimburse IFTC and DST for certain out-of-pocket expenses.

         The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

         In addition, under a separate Administrative Services Agreement with each Fund except the Berger/BIAM IPT - International Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by IFTC, including the preparation of financial statements and reports to be filed with regulatory authorities. Each of those Funds pays Berger Associates a fee at the annual rate of 1/100 of 1% (0.01%) of its average daily net assets for such services. Under a separate Administrative Services Agreement with the Berger/BIAM IPT - International Fund, BBOI Worldwide performs administrative and recordkeeping services for the Fund and the Fund pays BBOI Worldwide a fee at the annual rate of 1/100 of 1% (0.01%) of its average daily net assets. Under a Sub-Administration Agreement between the BBOI Worldwide and Berger Associates, Berger Associates has been delegated all of BBOI Worldwide's duties under the Administrative Services Agreement and BBOI Worldwide's administrative duties under the Investment Advisory Agreement for the Berger/BIAM IPT - International Fund. For its services under the Sub-Administration Agreement, BBOI Worldwide pays Berger Associates a fee of .2 of 1% (0.20%) of the average daily net assets of the Berger/BIAM IPT - International Fund. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from BBOI Worldwide, which will not affect the fee paid by the Fund to BBOI Worldwide under the Administrative Services Agreement or the advisory fee paid to BBOI Worldwide under the Investment Advisory Agreement. Each of the Funds also incurs other expenses, including accounting, administrative and legal expenses.

         Berger Associates has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT
- Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. BBOI Worldwide has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Berger/BIAM IPT
- International Fund exceed 1.20% of that Fund's average daily net assets.

DISTRIBUTOR

         The distributor (principal underwriter) of each Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Funds' shares. The Distributor is a wholly-owned subsidiary of Berger Associates, and certain officers of the Trust are officers or directors of the Distributor.

8.  HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS

         Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocation among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

         Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its agent or its designee. Payment for redeemed shares generally will be made within three business days following the date of the request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

9.  HOW THE NET ASSET VALUE IS DETERMINED

         The price of each Fund's shares is based on the net asset value of that Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open.

         The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. See the Statement of Additional Information for more detailed information.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as customary U.S. holidays) and the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

         Since none of the Funds imposes any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of that Fund.

10.  INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

         Each of the Funds intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of each Fund to distribute annually all of its net realized capital gains.

         All dividends and capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash.

         Each of the Funds intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify and meet certain minimum distribution requirements, the Funds generally will not be liable for Federal income tax on the amount of their earnings that are timely distributed. In addition, each Fund intends to qualify under the diversification requirements of Code Section 817(h) relating to insurance company separate accounts. By meeting these and other requirements, the Participating Insurance Companies, rather than the owners of the variable insurance contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment of distributions made to a Participating Insurance Company will depend on the Participating Insurance Company's tax status. Participating Insurance Companies should consult their own tax advisors concerning whether such distributions are subject to Federal income tax if retained as part of contract reserves. For further information concerning Federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

11.  ADDITIONAL INFORMATION

         The Funds are each separate series or portfolios established under the Trust, a Delaware business trust organized on October 17, 1995. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. The series comprising the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund were established under the Trust in October 1995. The series comprising the Berger/BIAM IPT - International Fund was established under the Trust in March 1997. Currently, these four series are the only series established under the Trust, although others may be added in the future. Shares of each Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by a Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

         Shareholders of each Fund generally vote separately on matters relating to that Fund, although they will vote together with the holders of all other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote. Shares of each Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. None of the Funds is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.

         If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Funds will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

         Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Berger Associates and BBOI Worldwide and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts.
If a conflict occurs, the trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Fund to be in the best interests of the shareholders of the Fund.

         The Funds' transfer agent and dividend disbursing agent is Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Funds.

         Owners of variable insurance contracts and qualified plan administrators will receive annual and semiannual reports including the financial statements of the Funds in which contract values or qualified plan assets are invested. Each report will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.

         The Glass-Steagall Act prohibits a depository institution and certain affiliates from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes, based on advice of its counsel, that it may perform the services for the Berger/BIAM IPT - International Fund contemplated by this Prospectus consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for that Fund. If the circumstances described above should change, the trustees of the Trust would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

12.  PERFORMANCE

         From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 600 Small Cap Index, the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index or the Nasdaq Composite Index, or more narrowly-based indices which reflect the market sectors in which that Fund invests.

         The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         A Fund's total return includes the effect of deducting that Fund's expenses, but does not include any charges and expenses attributable to a particular variable insurance contract or qualified plan. Because shares of the Funds can be purchased only through a variable insurance contract or qualified plan, the Funds' total return data should be reviewed along with the description of charges and expenses contained in the applicable Separate Account Prospectus or plan documents. Total return for a Fund must always be accompanied by, and reviewed with, comparable total return data for an associated separate account, or data that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return.

         Any performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Each Fund has the same investment objective and follows similar investment strategies as a Berger retail fund. The Berger retail funds have the same investment advisor (and, as to the Berger/BIAM IPT - International Fund, the same sub-advisor) as the corresponding Funds offered under this Prospectus. As described under "Management and Investment Advice," the same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

         Set forth in the tables below is total return data for each of the Funds, where available. Also set forth is total return information for each of the corresponding Berger retail funds, calculated as described above. Investors should not consider the performance data for the corresponding Berger retail funds as a substitute for the performance of the Funds offered under this Prospectus, nor as an indication of the past or future performance of the Funds. The performance figures below reflect the deduction of the historical fees and expenses paid by the Berger retail funds, and not those paid or to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to variable insurance contracts or qualified plans invested in the Funds. As discussed above, investors should refer to the applicable Separate Account Prospectus or qualified plan documents accompanying this Prospectus for information pertaining to such contract charges and expenses and, in the case of a Separate Account Prospectus for a variable annuity contract, to the hypothetical performance data in that prospectus that illustrate the impact of contract charges and loads on the returns shown below. Each Fund and its corresponding Berger retail fund will be managed separately and the investments and investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

         The following tables show, where available, the average annualized total returns for each Fund and for its corresponding Berger retail fund for the one-, five- and ten-year periods ended December 31, 1996, and, for the period from inception (or for the relevant Funds, immediately prior to Berger Associates assuming the duties as the investment advisor on September 30, 1974) through December 31, 1996. Performance data for the Funds reflect fee waivers and expense reimbursements by the Funds' advisor, without which performance would be lower.

                                BERGER IPT - 100 FUND
--------------------------------------------------------------------------
                                   Berger IPT -              Berger
                                    100 Fund                100 Fund^
--------------------------------------------------------------------------
Since Inception of the                3.90%*                 2.77%*
Berger IPT - 100 Fund(5/1/96)
--------------------------------------------------------------------------
1-year                                 N/A                  13.73%
--------------------------------------------------------------------------
5-year                                 N/A                  11.12%
--------------------------------------------------------------------------
10-year                                N/A                  18.08%**
--------------------------------------------------------------------------
Since Inception of the                 N/A                  15.08%**
Berger 100 Fund (9/30/74)
--------------------------------------------------------------------------

^ As of December 31, 1996, the retail Berger 100 Fund had assets of approximately $2,004,000,000.

*   Not annualized.

** Since the 12b-1 fees applicable to the Berger 100 Fund did not take effect until June 19, 1990, the performance figures do not reflect the deduction of the 12b-1 fees for the full length of the ten-year and longer periods shown.

                         BERGER IPT - GROWTH AND INCOME FUND

--------------------------------------------------------------------------
                                     Berger IPT -          Berger
                                     Growth and          Growth and
                                    Income Fund         Income Fund^

Since Inception of the                 11.40%*              9.22%*
Berger IPT - Growth and
Income Fund (5/1/96)
--------------------------------------------------------------------------
1-year                                  N/A                15.61%
--------------------------------------------------------------------------
5-year                                  N/A                11.03%
--------------------------------------------------------------------------
10-year                                 N/A                11.89%**
--------------------------------------------------------------------------
Since Inception of the                  N/A                13.70%**
Berger Growth and Income
Fund (9/30/74)
--------------------------------------------------------------------------

^ As of December 31, 1996, the retail Berger Growth and Income Fund had assets of approximately $321,000,000.

*   Not annualized.

** Since the 12b-1 fees applicable to the Berger Growth and Income Fund did not take effect until June 19, 1990, the performance figures do not reflect the deduction of the 12b-1 fees for the full length of the ten-year and longer periods shown.


                        BERGER IPT - SMALL COMPANY GROWTH FUND


--------------------------------------------------------------------------
                                     Berger IPT -           Berger
                                    Small Company       Small Company
                                      Growth Fund        Growth Fund^
--------------------------------------------------------------------------
Since Inception of                       (0.50)%*           (1.39)%*
the Berger IPT -
Small Company Growth
Fund (5/1/96)
--------------------------------------------------------------------------
1-year                                     N/A               16.77%
--------------------------------------------------------------------------
3-year                                     N/A               21.12%
--------------------------------------------------------------------------
Since Inception of                         N/A               21.05%
the Berger Small
Company Growth Fund
(12/30/93)
--------------------------------------------------------------------------



^ As of December 31, 1996, the retail Berger Small Company Growth Fund had assets of approximately $782,000,000.

*   Not annualized.

                         BERGER/BIAM IPT - INTERNATIONAL FUND

--------------------------------------------------------------------------
                                Berger/BIAM IPT -        Berger/BIAM
                              International Fund*       International
                                                        Institutional
                                                             Fund^+
--------------------------------------------------------------------------
1-year                                N/A                    18.87%
--------------------------------------------------------------------------
5-year                                N/A                    14.72%
--------------------------------------------------------------------------
Since Inception of                    N/A                    14.05%
the Berger/BIAM
International
Institutional Fund
(7/31/89)
--------------------------------------------------------------------------

* Since the Berger/BIAM IPT - International Fund is a new fund first offered on May 1, 1997, it had no performance history of its own as of the date of this Prospectus.

^ As of December 31, 1996, the retail Berger/BIAM International Institutional Fund had assets of approximately $5,000,000.

+ Total returns for the Berger/BIAM International Institutional Fund in part reflect the performance of a similarly managed, unregistered pool of assets transferred into the Fund before the Fund commenced operations on October 11, 1996, adjusted to reflect any increased expenses associated with operating the Fund. If the pool had been registered as an investment company under the Investment Company Act of 1940, its performance might have been adversely affected.

13. SHAREHOLDER INQUIRIES

         Shareholders with questions should write to the Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539, or contact a Participating Insurance Company.

                         BERGER INSTITUTIONAL PRODUCTS TRUST

                         STATEMENT OF ADDITIONAL INFORMATION

         Berger Institutional Products Trust (the "Trust") is an open-end management investment company. The Trust currently consists of the four diversified series or portfolios named below (individually referred to as a "Fund"). Each Fund has its own investment objective and policies. Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.

BERGER IPT - 100 FUND - The Berger IPT - 100 Fund's investment objective is long-term capital appreciation. The Berger IPT - 100 Fund seeks to achieve this objective by investing primarily in common stocks of established companies which the Fund believes offer favorable growth prospects.

BERGER IPT - GROWTH AND INCOME FUND - The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve these objectives by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the Fund believes offer favorable growth prospects and are expected to also provide current income.

BERGER IPT - SMALL COMPANY GROWTH FUND - The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

BERGER/BIAM IPT - INTERNATIONAL FUND - The investment objective of the Berger/BIAM IPT - International Fund is long-term capital appreciation. The Berger/BIAM IPT - International Fund seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Fund's total assets invested in the securities of companies located in at least five countries, not including the United States.


    This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus describing the Funds, dated May 1, 1997, as supplemented October 24, 1997 and November 13, 1997, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217, calling 1-800-706-0539, or by contacting a Participating Insurance Company.

                                     MAY 1, 1997
                             AS AMENDED NOVEMBER 13, 1997

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS

                                                           Cross-References to
                                                           Related Disclosures
    Table of Contents                                         In Prospectus
    -----------------                                      -------------------

    Introduction                                                Section 3

1.  Portfolio Policies of the Funds                             Section 3, 4, 5

2.  Investment Restrictions                                     Section 4

3.  Management of the Funds                                     Section 6

4.  Investment Advisors and Sub-Advisor                         Section 6

5.  Expenses of the Funds                                       Section 7

6.  Brokerage Policy                                            Section 7

7.  How to Purchase and Redeem Shares in                        Section 8
    the Funds

8.  Suspension of Redemption Rights                             Section 8

9.  How the Net Asset Value is                                  Section 9
    Determined

10. Income Dividends, Capital Gains                             Section 10
    Distributions and Tax Treatment

11. Performance Information                                     Section 12

12. Additional Information                                      Section 11

    Financial Statements

                                     INTRODUCTION

          The Funds are diversified portfolios or series of the Berger Institutional Products Trust, a management investment company. The investment objective of both the Berger IPT - 100 Fund and the Berger/BIAM IPT - International Fund is long-term capital appreciation. The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation, and its secondary objective is to provide a moderate level of current income. The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation.

1.        PORTFOLIO POLICIES OF THE FUNDS

          The Prospectus discusses the investment objective of each of the Funds and the policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

          ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, none of the Funds will purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the directors or trustees of that Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Funds' advisor or sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

          REPURCHASE AGREEMENTS. As discussed in the Prospectus, each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor or sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. None of the Funds will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's total assets would be invested in such repurchase agreements and other illiquid securities.

          The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Although these risks are acknowledged, it is expected that they can be controlled through careful monitoring procedures.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, none of the Funds currently intends to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

          When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

          LENDING OF SECURITIES. As discussed in the Prospectus, each Fund may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective.
Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. A Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the

"Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. None of the Funds will lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

          SHORT SALES. Each Fund other than the Berger/BIAM IPT - International Fund currently only intends to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). The Berger/BIAM IPT - International Fund currently does not intend to make any short sales of securities.

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

          A Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

          HEDGING TRANSACTIONS. As described in the Prospectus, each Fund except the Berger/BIAM IPT - International Fund is authorized to make limited use of certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. Currently, the Berger IPT -International Fund is authorized to invest only in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Berger/BIAM IPT - International Fund to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the advisor or sub-advisor for the Berger/BIAM IPT - International Fund may be required to obtain bank regulatory approval before the Fund engages in futures and options transactions. The following information about the Funds' hedging transactions using futures, forwards and options should be read to exclude the Berger/BIAM IPT - International Fund, except to the extent the information relates to forward contracts.

          The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Following is additional information concerning the futures, forwards and options which the Funds may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, a Fund may only write call options that are covered and only up to 25% of the Fund's total assets. The following information should be read in conjunction with the information concerning the Funds' use of futures, forwards and options and the risks of such instruments contained in the Prospectus.

          FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

          Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Fund's investment limitations. The Funds will incur brokerage fees when they buy or sell futures contracts.

          In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Each Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

          Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

          Although each Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

          The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Funds to maintain a defensive position without having to sell portfolio securities.

          Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Funds still may not result in a successful use of futures.

          Futures contracts entail additional risks. Although each Fund believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Funds the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received.
Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

          The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Funds may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

          The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

          OPTIONS ON SECURITIES AND SECURITIES INDICES. A Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

          A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

          The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

         The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

         An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

         PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds in existence at December 31, 1996, are shown in the tables under Financial Highlights in Section 2 of the Prospectus. The annual portfolio turnover rates of the Funds may at times exceed 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.

         Increased portfolio turnover would necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions. The Funds' brokerage policy is discussed further under Section 6 Brokerage Policy, and additional information concerning income taxes is located under Section 10 Income Dividends, Capital Gains Distributions and Tax Treatment.

2.       INVESTMENT RESTRICTIONS

         Each Fund has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities of the Fund.

BERGER IPT - 100 FUND AND BERGER IPT - GROWTH AND INCOME FUND

         The following fundamental restrictions apply to each of the Berger IPT
- 100 Fund and the Berger IPT - Growth and Income Fund.  A Fund may not:

         1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

         2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

         3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

         4. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

         6. Purchase or retain the securities of any issuer if those officers and trustees of the Fund or its investment advisor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (i) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures,

(ii) forward foreign currency exchange contracts and other forward commitments and (iii) securities index put or call options.

         9. Participate on a joint or joint and several basis in any securities trading account.

         10. Invest in companies for the purposes of exercising control of management.

         In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The trustees have adopted additional non-fundamental investment restrictions for each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         1. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

         2. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

         3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         5. The Fund's investments in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

BERGER IPT - SMALL COMPANY GROWTH FUND

         The following fundamental restrictions apply to the Berger IPT - Small Company Growth Fund. The Fund may not:

         1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) more than 25% of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - Small Company Growth Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. The Fund may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 10% of the value of the Fund's total assets.

         2. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         3. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         4. The Fund may not invest in companies for the purposes of exercising control of management.

         5. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         6. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         7. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

         8. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

         9. The Fund's investments in warrants valued at the lower of cost or market may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

BERGER/BIAM IPT - INTERNATIONAL FUND

         The following fundamental restrictions apply to the Berger/BIAM IPT - International Fund. The Fund may not:

         1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups designated by the Financial Times World Index Service.

         The trustees have adopted additional non-fundamental investment restrictions for the Berger/BIAM IPT - International Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. With respect to 100% of the Fund's total assets, the Fund may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. The Fund may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

         3. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         4. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         5. The Fund may not invest in companies for the purposes of exercising control of management.

         6. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         7. The Fund may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Fund may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Fund's assets.

         8. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

         9. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

         10. The Fund may not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

         On behalf of the Trust, an undertaking has been given to the State of California Department of Insurance that limits borrowings of each Fund (to the extent such borrowings are allowed by the Fund's investment policies) to 10% of the Fund's total assets, except that a Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet Fund redemptions.

         In addition, the undertaking to the State of California Department of Insurance requires each Fund when investing in foreign securities (to the extent consistent with the Fund's investment policies) to invest in a minimum of five different foreign countries, provided that this minimum may be reduced to four when foreign country investments comprise less than 80% of the Fund's assets, to three when less than 60% of such assets, to two when less than 40% of such assets, or to one when less than 20% of such assets. Additionally, no more than 20% of a Fund's assets may be invested in securities of issuers located in any one foreign country, except that a Fund may have an additional 15% of its assets in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom or Germany.

3.       MANAGEMENT OF THE FUNDS

         The same trustees and most of the same executive officers serve each of the Funds. They are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.


* GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO 80206, age 55. President and a Trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director of the Berger 100 Fund and the Berger Growth and Income Fund since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust since February 1997. President and a director since April 1995 of Berger Associates. Member and Chairman of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. A Vice President of DST Systems, Inc. (data processing) since July 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SunAmerica

       Asset Management Co. (money management) from January 1990 to February
       1992.

* PATRICK S. ADAMS, 210 University Boulevard, Suite 900, Denver, CO 80206, age 37. President and Portfolio Manager of the Berger IPT - 100 Fund and President and Co-Portfolio Manager of the Berger IPT - Growth and Income Fund since February 1997. Executive Vice President and Portfolio Manager of the Berger 100 Fund and Executive Vice President and Co-Portfolio Manager of the Berger Growth and Income Fund since February 1997. President and co-portfolio manager of the Berger Balanced Fund since its inception in August 1997. President and portfolio manager of the Berger Select Fund since November 1997. Senior Vice President of Berger Associates since February 1997. Formerly, Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments, Inc.; Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc.; research analyst and portfolio manager from January 1990 to January 1992 and Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993 with First of America Investment Corp.; and Portfolio Manager from August 1985 to December 1989 with Capital Management Group - Star Bank.

*   WILLIAM R. KEITHLER, 210 University Boulevard, Suite 900, Denver,
       CO 80206, age 45. President and Portfolio Manager of the Berger IPT - Small Company Growth Fund since its inception in October 1995. President since November 1994 (formerly, Vice President from December 1993 to November 1994) and Portfolio Manager since its inception in December 1993 of the Berger Small Company Growth Fund. President and Portfolio Manager of the Berger New Generation Fund since its inception in December 1995. Senior Vice President-Investment Management (since January 1997) and Vice President-Investment Management (December 1993 to January 1997) of Berger Associates. Formerly, Senior Vice President (January 1993 to December 1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January 1991) of INVESCO Trust Company (investment management).

* SHEILA J. OHLSSON, 210 University Boulevard, Suite 900, Denver, CO 80206, age 31. Co-portfolio manager of the Berger Growth and Income Fund and the Berger IPT - Growth and Income Fund since October 1997. Vice President (since October 1997), Senior Analyst/Portfolio Manager (February 1997 to October 1997) and Analyst (September 1991 to February
       1997) with Berger Associates.

    DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 68.
       President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of

       Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 72. Trustee of Berger Institutional Products Trust since its inception in October 1995. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

    LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 72.  President,
       Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

    KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 52.
       Managing Principal, Sovereign Financial Services, L.L.C. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

    LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age 70.
       Associate, University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners (1989-1995), and Vice President and Economist (1983-1988) and Consulting Economist (1989) for First Interstate Bank of Denver. Ph.D. in Economics (Harvard University). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

    PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, age
       52. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Prior thereto (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

    HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age
       64. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

    MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 60. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

    WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 68.
       President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*   KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO  80206, age
       42. Vice President, Secretary and Treasurer of Berger Institutional Products Trust since its inception in October 1995, of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996, and of Berger Omni Investment Trust since February 1997. Also, Senior Vice President-Finance and Administration (since January 1997), Vice President-Finance and Administration (September 1991 to January 1997), Secretary and Treasurer (since September 1991) of Berger Associates, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September
       1991)and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).


--------------------

* Interested person (as defined in the Investment Company Act of 1940) of each Fund and of its advisor or sub-advisor.

         The trustees of the Trust have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

         The officers of the Funds receive no compensation from the Funds. However, trustees of the Funds who are not interested persons of Berger Associates are compensated for their services according to a fee schedule, allocated among the Funds, which includes an annual fee component and a per meeting fee component. Neither the officers of the Funds nor the trustees receive any form of pension or retirement benefit compensation from the Funds.

         Set forth below is information regarding compensation paid or accrued during the period May 1, 1996 (date operations commenced) through December 31, 1996, for each trustee of the Trust, for their service as a director or trustee of each of the Funds and of some or all of the other Berger Funds. Since the Berger/BIAM IPT - International Fund was not organized until after the period covered by the table, it is not listed separately in the table.

--------------------------------------------------------------------------------
NAME AND POSITION WITH                 AGGREGATE COMPENSATION FROM
     BERGER FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Berger        Berger        Berger       All
                                IPT -        IPT -          IPT -     Berger
                                100          Growth         Small     Funds(1)
                                Fund          and          Company
                                             Income        Growth
                                              Fund          Fund
--------------------------------------------------------------------------------
Dennis E. Baldwin(2)            -0-           -0-            -0-      $30,000
--------------------------------------------------------------------------------
William M.B. Berger(2),(4)      -0-           -0-            -0-        -0-
--------------------------------------------------------------------------------
Louis R. Bindner(2)             -0-           -0-            -0-       24,000
--------------------------------------------------------------------------------
Katherine A. Cattanach(2)       -0-           -0-            -0-       30,000
--------------------------------------------------------------------------------
Lucy Black Creighton(2)         -0-           -0-            -0-       29,000
--------------------------------------------------------------------------------
Paul R. Knapp(2)                -0-           -0-            -0-       30,000
--------------------------------------------------------------------------------
Gerard M. Lavin(2),(3),(4)      -0-           -0-            -0-        -0-
--------------------------------------------------------------------------------
Harry T. Lewis(2)               -0-           -0-            -0-       30,000
--------------------------------------------------------------------------------
Rodney L. Linafelter(5)         -0-           -0-            -0-        -0-
--------------------------------------------------------------------------------
Michael Owen(2)                 -0-           -0-            -0-       36,667
--------------------------------------------------------------------------------
William Sinclaire(2)            -0-           -0-            -0-       22,500
--------------------------------------------------------------------------------

(1) For the period covered by this table, the Berger Funds included the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (two series), the Berger Institutional Products Trust (three series), the Berger/BIAM Worldwide Portfolios Trust and the Berger/BIAM Worldwide Funds Trust (three series). After December 31, 1996, one additional series was added to the Berger Institutional Products Trust and the Berger Omni Investment Trust was added to the Berger Funds complex. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $2,700; Louis R. Bindner $18,000; Katherine A. Cattanach $30,000; Lucy Black Creighton $17,981; Michael Owen $7,326; William Sinclaire $11,250.

(2) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Fund Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

(3) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Associates.

(5) Formerly, officer and director of Berger Associates and certain of the Berger Funds through January 1997.

         Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Institutional Products Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, the Trust is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Trust's obligation to make payments of deferred fees under the plan is a general obligation of the Trust.

         As of the date of this Statement of Additional Information, the officers and trustees of the Trust as a group did not own of record or beneficially any shares of any of the Funds of the Berger Institutional Products Trust.

4.       INVESTMENT ADVISORS AND SUB-ADVISOR

         Berger Associates is the investment advisor to each Fund except the Berger/BIAM IPT - International Fund, to which BBOI Worldwide LLC ("BBOI Worldwide") is the investment advisor and Bank of Ireland Asset Management (U.S.) Limited ("BIAM") is the sub-advisor.

         Kansas City Southern Industries, Inc. ("KCSI") owns approximately 87% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which also acts as the Funds' sub-transfer agent.

         BBOI Worldwide is a Delaware limited liability company formed in 1996. Berger Associates and BIAM each own a 50% membership interest in BBOI Worldwide and each have an equal number of representatives on its Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions for BBOI Worldwide. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENT

         The current Investment Advisory Agreements for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund will continue in effect until the last day of April, 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or Berger Associates. The current Investment Advisory Agreement for the Berger/BIAM IPT - International Fund will continue in effect until the last day of April, 1999, and thereafter from year to year if continuation is approved as set out above. Each Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

         The Sub-Advisory Agreement between BBOI Worldwide and BIAM with respect to the Berger/BIAM IPT - International Fund will continue in effect until April 1999, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or BBOI Worldwide or BIAM. The Sub-Advisory Agreement is subject to termination by the Fund, BBOI Worldwide or BIAM on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement between the Trust and BBOI Worldwide with respect to the Berger/BIAM IPT - International Fund.

TRADE ALLOCATIONS

         Investment decisions for the Funds and other accounts advised by Berger Associates and BIAM are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for a Fund and one or more such accounts. If a Fund and other accounts advised by Berger Associates or BIAM are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Fund and each participating account. While in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, Berger Associates and BIAM will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

         Berger Associates permits its directors, officers, employees and other access persons (as defined below) of Berger Associates ("covered persons") to purchase and sell securities for their own accounts in accordance with provisions governing personal investing in Berger Associates' Code of Ethics. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger Associates' other advisory clients. Directors and officers of Berger Associates (including those who also serve as directors or trustees of the Berger Funds), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

         In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' Code. Those covered persons also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by Berger Associates and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of directors.

         BBOI Worldwide has adopted a Code of Ethics covering all board members, officers, employees and other access persons of BBOI Worldwide who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor. At present, there are no persons who would be covered by BBOI Worldwide's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates or BIAM, which are both investment advisors affiliated with BBOI Worldwide. BBOI Worldwide's Code is substantially similar to the Code of Ethics adopted by Berger Associates (described above).

         BIAM has also adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

5.       EXPENSES OF THE FUNDS

         Under their Investment Advisory Agreements, the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund have each agreed to compensate Berger Associates for its investment advisory services to the Fund by the payment of a fee at the annual rate of .75 of 1% (0.75%) of the average daily net assets of the Fund. The fee is accrued daily and payable monthly.

         Under the Investment Advisory Agreement for the Berger IPT - Small Company Growth Fund, Berger Associates is compensated for its investment advisory services to the Fund by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Fund. The fee is accrued daily and payable monthly.

         Under the Investment Advisory Agreement for the Berger/BIAM IPT - International Fund, BBOI Worldwide is compensated for its investment advisory services to the Fund by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Fund. The fee is accrued daily and payable monthly.

         Under the Sub-Advisory Agreement between BBOI Worldwide and BIAM for the Berger/BIAM IPT - International Fund, BBOI Worldwide has delegated day-to-day portfolio management responsibility for the Fund to BIAM. The Fund pays no fees directly to BIAM. BIAM receives from BBOI Worldwide a fee at the annual rate of .4 of 1% (0.40%) of the average daily net assets of the Fund. During certain periods, BIAM may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Fund to BBOI Worldwide.

         Each Fund pays all of its expenses not assumed by its advisor, including, but not limited to, investment advisory fees, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of the advisor or sub-advisor, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Funds.

         Each of the Funds has appointed Investors Fiduciary Trust Company ("IFTC") as its recordkeeping and pricing agent. In addition, IFTC also serves as the Funds' custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the Funds. As noted in the previous section, approximately 41% of the outstanding shares of DST are owned by KCSI. The addresses and telephone numbers for DST set forth in the Prospectus and this Statement of Additional Information should be used for correspondence with the transfer agent.

         As recordkeeping and pricing agent, IFTC calculates the daily net asset value of each of the Funds and performs certain accounting and recordkeeping functions required by the Funds. Each Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

         IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

         As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Funds' shareholders; calculates the amount of, and delivers to the Funds' shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a base fee of $600 per month and an annual fee of $15.65 per open Fund shareholder account, subject to scheduled increases, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

         All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds. The following table shows gross fees, earnings credits and net fees paid to IFTC for the period May 1, 1996 (date operations commenced) to December 31, 1996, for each of the Funds in existence during that period.

--------------------------------------------------------------------------------
                                         GROSS FEES    EARNINGS    NET FEES PAID
                                      PAYABLE TO IFTC   CREDITS       TO IFTC
                                                       RECEIVED
                                                      FROM IFTC
--------------------------------------------------------------------------------
Berger IPT - 100 Fund                      $9,111       $  127        $8,984
Berger IPT -  Growth and Income Fund       $8,831       $  101        $8,730
Berger IPT -Small Company Growth Fund      $10,387      $  369       $10,018
--------------------------------------------------------------------------------

         The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6 Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements.

         In addition, under a separate Administrative Services Agreement with each Fund except the Berger/BIAM IPT - International Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by IFTC, including the preparation of financial statements and reports to be filed with regulatory authorities. Each of those Funds pays Berger Associates a fee at the annual rate of 1/100 of 1% (0.01%) of its average daily net assets for such services. Under an Administrative Services Agreement with the Berger/BIAM IPT - International Fund, BBOI Worldwide performs similar administrative and recordkeeping services and the Fund pays BBOI Worldwide a fee at the annual rate of 1/100 of 1% (0.01%) of its average daily net assets.
These administrative services fees are in addition to the investment advisory fees paid by each Fund under its Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

         Under a Sub-Administration Agreement between the BBOI Worldwide and Berger Associates, Berger Associates has been delegated all of BBOI Worldwide's duties under the Administrative Services Agreement and BBOI Worldwide's administrative duties under the Investment Advisory Agreement for the Berger/BIAM IPT - International Fund. For its services under the Sub-Administration Agreement, BBOI Worldwide pays Berger Associates a fee of .2 of 1% (0.20%) of the average daily net assets of the Berger/BIAM IPT - International Fund. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from BBOI Worldwide, which will not affect the fee paid by the Fund to BBOI Worldwide under the Administrative Services Agreement or the advisory fee paid to BBOI Worldwide under the Investment Advisory Agreement.

         Berger Associates has voluntarily agreed to waive its advisory fee to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT
- Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. BBOI Worldwide has voluntarily agreed to waive its advisory fee to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Berger/BIAM IPT
- International Fund exceed 1.20% of that Fund's average daily net assets.

         The following tables show the cost to each Fund in existence at December 31, 1996, of the advisory fee and the fees for the administrative services for the period shown, the amounts reimbursed to each Fund on account of excess expenses under the applicable expense limitation, and the percentage of average daily net asset value of the respective Fund that those represent.

                                BERGER IPT - 100 FUND

                              Adminis-        Fee
 Fiscal Year                  trative      Waiver and                 Percent of
    Ended        Advisory     Service       Reimburse-                  Average
December 31,        Fee         Fee           ments        Total      Net Assets
------------     --------     --------     -----------     -----      ----------

    1996*        $  1,393     $  19        $ (12,453)      $  0          0.0%

                         BERGER IPT - GROWTH AND INCOME FUND

                              Adminis-        Fee
 Fiscal Year                  trative      Waiver and                 Percent of
    Ended        Advisory     Service       Reimburse-                  Average
December 31,        Fee         Fee           ments        Total      Net Assets
------------     --------     --------     -----------     -----      ----------

    1996*        $  1,350     $  17        $ (12,091)      $  0          0.0%

                        BERGER IPT - SMALL COMPANY GROWTH FUND

                              Adminis-        Fee
 Fiscal Year                  trative      Waiver and                 Percent of
    Ended        Advisory     Service       Reimburse-                  Average
December 31,        Fee         Fee           ments        Total      Net Assets
------------     --------     --------     -----------     -----      ----------

    1996*        $  1,620     $  17        $ (13,415)      $  0          0.0%


--------------------

* Covers period from May 1, 1996 (date operations commenced) to the end of the Funds' first fiscal year on December 31, 1996.

         From time to time, Berger Associates or BBOI Worldwide may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to shareholders). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from Berger Associates' or BBOI Worldwide's own resources and not from the assets of the Funds.

DISTRIBUTOR

         The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Funds' shares.

6.       BROKERAGE POLICY

         Although each Fund retains full control over its own investment policies, the Funds' advisor (or sub-advisor, in the case of the Berger/BIAM IPT
- International Fund) is authorized to place the portfolio transactions of each Fund. The advisor or sub-advisor is required to report on the placement of brokerage business to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds in existence during the past fiscal year was as follows:

                                BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------
                                                         FISCAL YEAR
                                                            ENDED
                                                      DECEMBER 31, 1996*
--------------------------------------------------------------------------------
BERGER IPT - 100 FUND                                      $    535
--------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME FUND                        $    688
--------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH FUND                     $    607
--------------------------------------------------------------------------------

* Covers period from May 1, 1996 (date operations commenced) to the end of the Funds' first fiscal year on December 31, 1996.

         The Investment Advisory Agreement that each Fund has with its advisor (and the Sub-Advisory Agreement with the sub-advisor, in the case of the Berger/BIAM IPT - International Fund) authorizes and directs the advisor (or sub-advisor) to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, each Agreement specifically authorizes the advisor (or sub-advisor) to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor (or sub-advisor) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor (or sub-advisor).

         In accordance with this provision of the Agreements, Berger Associates places and BIAM may place portfolio brokerage business of each Fund it advises with brokers who provide useful research services. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger Associates or BIAM may be apprised of current developments in the above-mentioned factors. During the period May 1, 1996 (date operations commenced) through the fiscal year ended December 31, 1996, $27, $46, and $39 of the brokerage commissions paid by the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund, respectively, were paid to brokers who agreed to provide to the Fund selected research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund. Those services included a service used by the independent trustees of the Funds in reviewing the Investment Advisory Agreements.

         The research services received from brokers are often helpful to Berger Associates and could be helpful to BIAM in performing its investment advisory responsibilities to the Funds, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of Berger Associates' or BIAM's advisory personnel to analyze and evaluate the securities in which the Funds invest. The research services obtained as a result of the Funds' brokerage business also will be useful to Berger Associates or may be useful to BIAM in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates or BIAM in rendering investment advice to the Funds. Although such research services may be deemed to be of value to Berger Associates or BIAM, they are not expected to decrease the expenses that Berger Associates or BIAM would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by Berger Associates or BIAM for their services be reduced as a result of the availability of such research services from brokers.

         The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

         Included in the brokerage commissions paid by the Funds during the period May 1, 1996 (date operations commenced) through the fiscal year ended December 31, 1996, as stated in the preceding table, are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

--------------------------------------------------------------------------------

                                         COMMISSIONS PAID       REDUCTION IN
                                          THROUGH DSTS(1)        EXPENSES(1)
--------------------------------------------------------------------------------
Berger IPT - 100 Fund                        $     8(2)           $     6
--------------------------------------------------------------------------------
Berger IPT - Growth and Income Fund          $     0              $     0
--------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund       $     0              $     0
--------------------------------------------------------------------------------

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2) Constitutes 1.5% of the aggregate brokerage commissions paid by the Berger IPT - 100 Fund and 1% of the aggregate dollar amount of transactions placed by the Berger IPT - 100 Fund.

         The trustees of each Fund have authorized sales by a broker-dealer of variable insurance contracts that permit allocation of contract values to one or more of the Funds to be considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In placing portfolio business with such broker-dealers, the advisor or sub-advisor will seek the best execution of each transaction.

7.       HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS

         Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocation among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

         Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its agent or its designee. Payment for redeemed shares generally will be made within three business days following the date of the request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

8.       SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of a Fund.

         Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described below.

9.       HOW THE NET ASSET VALUE IS DETERMINED


         The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.


         In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the directors or trustees.

         A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

10.      INCOME DIVIDENDS, CAPITAL GAINS
         DISTRIBUTIONS AND TAX TREATMENT

         Each of the Funds intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify and meet certain minimum distribution requirements, the Funds generally will not be liable for Federal income tax on the amount of their earnings that are timely distributed. If a Fund distributes annually less than 98% of its income and gain, under certain circumstances, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

         Each Fund intends to restrict sales of its shares to Participating Insurance Companies and qualified plans so as to qualify for "look-through" treatment under the investment diversification requirements of Code Section
817(h) which apply to certain insurance company separate accounts.   Each Fund
also intends to manage its investments in accordance with the diversification requirements of Code Section 817(h) so that any separate account that holds shares in any of the Funds as its sole asset will comply with those requirements. For further information concerning Federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

         All dividends or capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date, unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash. The tax treatment of distributions made to any shareholder will depend on the shareholder's tax status.

         The amount, timing and character of a Fund's income may be affected by certain special U.S. tax rules that may apply to foreign or other investments of a Fund. Any income received by a Fund from foreign investments may also be subject to foreign income, withholding or other taxes.

11.      PERFORMANCE INFORMATION

         The Prospectus contains a brief description of how total return is calculated.

         Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:
P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

         In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided. A Fund's performance is based upon amounts available for investment under variable insurance contracts of Participating Insurance Companies or available for allocation to a qualified plan account, rather than upon premiums paid or contributions by contract owners or plan participants. Consequently the Fund's total return data does not reflect the impact of sales loads (whether front-load or deferred) or other contract or plan charges deducted from premiums or from the assets of the separate accounts or qualified plans that invest in the Fund. Such sales loads and charges may be substantial and may vary widely among Participating Insurance Companies and qualified plans. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable insurance contract or qualified plan.

         Comparisons of the Funds' total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment advisor. However, such comparisons should not be mistaken for comparisons of the returns from the purchase of a variable insurance contract of a Participating Insurance Company, or investment in a qualified plan, to the purchase of another investment vehicle. The Funds' total return data should be reviewed along with comparable total return data for an associated separate account or in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return data.

         For the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund, the total returns (not annualized) were 3.90%, 11.40% and (.50)%, respectively, for the period May 1, 1996 (date operations commenced) through December 31, 1996.

12.      ADDITIONAL INFORMATION

         The Funds are separate series or portfolios established under the Berger Institutional Products Trust, a Delaware business trust organized under the Delaware Business Trust Act on October 17, 1995. The Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund were established under the Trust on October 17, 1995. The Berger/BIAM IPT - International Fund was established under the Trust in April 1997. Currently the Funds are the only series established under the Trust, although others may be added in the future.

         Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in

Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

         In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

         As a result, the risk of a shareholder of any Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of any of the Funds is remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Funds.

         Shares of the Funds have no preemptive rights, and since each Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds is bound to recognize any transfer until it is recorded on its books.

         The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

         Shareholders of each Fund generally vote separately on matters relating to that Fund, although they will vote together with the holders of all other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote. Shares of each Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining shares voting for the election of trustees will not be able to elect any trustees. None of the Funds is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.


PRINCIPAL SHAREHOLDERS

         As of October 31, 1987, the following shareholders owned of record more than 5% of the outstanding shares of the Funds:


---------------------------------------------------------------------------------------
Name and Address             Berger IPT     Berger IPT     Berger IPT     Berger/BIAM
                             - 100 Fund     - Growth       - Small        IPT -
                                            and Income     Company        International
                                            Fund           Growth Fund    Fund
---------------------------------------------------------------------------------------
Berger Associates,           28.7%          38.2%          13.7%          --(2)
Inc. (1)
210 University Blvd.
#900
Denver, CO  80206
---------------------------------------------------------------------------------------
Great American Reserve       54.7%          61.8%          8.7%           78.8%(2)
Insurance Company
11815 N. Pennsylvania
St.
Carmel, IN  46032
---------------------------------------------------------------------------------------
First Great-West Life &      --             --             10.3%          --
Annuity Insurance
Company
8515 East Orchard Road
Englewood, CO  80111
---------------------------------------------------------------------------------------
Great-West Life &            --             --             61.6%          --
Annuity Insurance
Company
8515 East Orchard Road
Englewood, CO 80111
---------------------------------------------------------------------------------------
Ameritas Life Insurance      14.8%(3)       --             2.8%(3)        --
Corp. Separate Account
LLVA
5900 O Street
Lincoln, NE  68510
---------------------------------------------------------------------------------------
Canada Life Insurance        --             --             --             21.2%
Company of America
330 University Avenue
SP12
Toronto, Ontario,
Canada M5G1R8
---------------------------------------------------------------------------------------


(1) Berger Associates is a Delaware corporation which provided initial capital to establish the Trust and each of the Funds. As a result of its share ownership, Berger Associates may be deemed to control each of the Funds and the Trust.

(2) The shares owned of record by Great American Reserve Insurance Company include shares attributable to a variable annuity contract owned by Berger Associates, Inc., which constitute 78.7% of the outstanding shares of the Fund.

(3) An additional 1.8% of the Berger IPT - 100 Fund and an additional 2.9% of the Berger IPT - Small Company Growth Fund are owned of record by Ameritas Life Insurance Corp. Separate Account LLVL.



DISTRIBUTION

         The Distributor is the principal underwriter of the shares of the Funds. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues through April 30, 1999, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by a Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the shares of the Funds and solicits orders to purchase Fund shares at net asset value.

OTHER INFORMATION

         Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Trust and the Funds.

         Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, acted as independent accountants for the Trust and each of the Funds in existence for the period May 1, 1996 (date operations commenced) to December 31, 1996.

         The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds, of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

         The statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund for the period May 1, 1996 (date operations commenced) to December 31, 1996, and the Report of Independent Accountants thereon dated January 27, 1997, are incorporated by reference into this Statement of Additional Information from the Annual Report to Shareholders dated December 31, 1996, for each of those Funds. A copy of the 1996 Annual Report for each of those Funds is enclosed with this Statement of Additional Information.


         The unaudited statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund for the period January 1, 1997 to June 30, 1997, are incorporated by reference into this Statement of Additional Information from the Semi-Annual Report to Shareholders dated June 30, 1997, for each of those Funds. A copy of the June 30, 1997 Semi-Annual Report for each of those Funds is enclosed with this Statement of Additional Information.

         The following additional unaudited financial statements are attached at the end of this Statement of Additional Information for the Berger/BIAM IPT - International Fund:

Schedule of Investments as of October 31, 1997 (Unaudited)

Statement of Assets and Liabilities as of October 31, 1997 (Unaudited)

Statement of Operations for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997 (Unaudited)

Statement of Changes in Net Assets for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997 (Unaudited)

Notes to Financial Statements, October 31, 1997 (Unaudited)

Financial Highlights for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997 (Unaudited)

                                      APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Funds may purchase securities which are convertible into common stock when the Funds' management believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to a Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks.

         Specifically, corporate debt securities which are below investment grade (securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's) and unrated securities which a Fund may purchase and hold are subject to a higher risk of non-payment of principal or interest, or both, than higher grade debt securities. Generally speaking, the lower the quality of a debt security (which may be reflected in its Moody's and/or Standard & Poor's ratings), the higher the yield it will provide, but the greater the risk that interest or principal payments will not be made when due. Thus, the lower the grade of a security, the more speculative characteristics it generally has. Information about the ratings of Moody's and Standard & Poor's, and the investment risks associated with the various ratings, is set forth below.

         The market prices of these lower grade convertible securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

BERGER/BIAM IPT-INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1997


Country/shares      Company                                 Industry                             Market Value
--------------      -------                                 --------                             ------------
                                     COMMON STOCK -92.0%
AUSTRALIA - 5.3%
    1,300     Broken Hill Proprietary                 Mining, Metals & Minerals                  $     12,861
    4,150     National Australia Bank                 Commercial Banks & Other Banks                   56,635
    9,850     News Corporation                        Media                                            47,066
    2,700     Western Mining                          Mining, Metals & Minerals                         9,567
                                                                                                 ------------
                                                                                                      126,129
                                                                                                 ------------
FRANCE - 2.5%
      440     Michelin                                Auto Components                                  22,496
      340     Total Co. Francaise Petrole 'B'         Oil                                              37,599
                                                                                                 ------------
                                                                                                       60,095
                                                                                                 ------------
GERMANY - 6.3%
      900     Hoechst                                 Chemicals                                        34,168
      123     Mannesmann                              Machinery & Engineering Services                 51,821
      410     Siemens                                 Electrical Equipment                             25,175
      630     Veba                                    Diversified Industrials                          35,037
       10     Viag AG                                 Utilities                                         4,633
                                                                                                 ------------
                                                                                                      150,834
                                                                                                 ------------
GREAT BRITAIN - 30.6%
    2,150     Barclays Bank                           Commercial Banks & Other Banks                   53,781
    8,000     B.A.T. Industries                       Beverage Industry/
                                                      Tobacco Manufacturing                            69,900
    9,800     BTR                                     Diversified Indusstrials                         33,044
    3,000     Cable & Wireless                        Utilities                                        23,925
    2,350     Cadbury Schweppes                       Beverage Industry/
                                                      Tobacco Manufacturing                            23,624
    1,350     EMI Group                               Entertainment/Leisure/Toys                       10,913
    5,150     General Electric Co.                    Electronics & Instruments                        32,853
    1,750     Glaxo Wellcome                          Health & Personal Care                           37,471
    3,150     Granada Group                           Entertainment/Leisure/Toys                       43,382
    2,000     Grand Metropolitan                      Beverage Industry/
                                                      Tobacco Manufacturing                            18,028
    2,070     Kingfisher                              Retail Trade                                     29,757
    4,000     Ladbroke Group                          Entertainment/Leisure/Toys                       17,894
    4,720     Lloyds TSB Group                        Commercial Banks & Other Banks                   58,915
    1,100     Premier Farnell                         Wholesale Trade                                   8,551
    3,600     Prudential Corporation                  Insurance Life & Agents/Brokers                  38,361
    4,600     Safeway                                 Retail Trade                                     29,923
    2,300     Scottish Power                          Utilities                                        17,187
    6,140     Shell Transport & Trading Company       Oil                                              43,489
    2,000     Siebe                                   Machinery & Engineering Services                 38,368
    3,550     TI Group                                Machinery & Engineering Services                 32,565
    5,900     Vodafone Group                          Utilities                                        32,127
    1,275     Zeneca Group                            Health & Personal Care                           40,182
                                                                                                 ------------
                                                                                                      734,240
                                                                                                 ------------
HONG KONG - 1.5%
    1,600     HSBC Holdings                           Commercial Banks & Other Banks                   36,222
                                                                                                 ------------



INDONESIA - 1.5%
    5,000     Gudang Garam                            Beverage Industry/
                                                      Tobacco Manufacturing                      $     14,147
    7,000     HM Sampoerna                            Beverage Industry/
                                                      Tobacco Manufacturing                            12,184
    9,500     Telekomunikasi                          Utilities                                         8,828
                                                                                                 ------------
                                                                                                       35,159
                                                                                                 ------------
IRELAND - 1.0%
    5,850     Smurfit (Jefferson) Group               Forestry & Paper Products                        17,318
                                                                                                 ------------

ITALY - 1.7%
      823     ENI SPA ITL                             Oil                                               4,618
    5,650     Telecom Italia                          Utilities                                        35,336
                                                                                                 ------------
                                                                                                       39,954
                                                                                                 ------------
JAPAN - 15.6%
    3,000     Canon, Inc.                             Computer/Commercial/
                                                      Office Equipment                                 72,836
    1,000     Dai Nippon Printing                     Media                                            19,955
    2,000     Honda Motor                             Automobiles                                      67,349
    2,000     Kao Corporation                         Food & Grocery                                   27,937
      100     Keyence Corporation                     Electronics & Instruments                        14,966
    1,000     Murata Manufacturing                    Electronics & Instruments                        40,575
    2,000     Shiseido                                Health & Personal Care                           27,272
      600     Sony Corporation                        Household Durables & Appliances                  49,838
    2,000     Takeda Chemical                         Health & Personal Care                           54,544
                                                                                                 ------------
                                                                                                      375,272
                                                                                                 ------------
MALAYSIA - 1.1%
    2,000     Hume Industries Malaysia                Construction & Building Materials                 3,870
    5,000     RHB Capital                             Commercial Banks & Other Banks                    4,167
    7,000     Sime - Darby                            Diversified Holding Companies                    10,001
    3,000     United Engineers                        Construction & Building Materials                 7,055
                                                                                                 ------------
                                                                                                       25,093
                                                                                                 ------------
MEXICO - 0.4%
    4,650     Grupo Financiero Banamex                Commercial Banks & Other Banks                    9,328
                                                                                                 ------------

NETHERLANDS - 7.4%
    1,575     ABN-Amro Holdings                       Commercial Banks & Other Banks                   31,605
    1,800     Elsevier                                Media                                            28,176
    1,150     ING Groep                               Insurance - Multi/Property/Casualty              48,101
      700     Koninklijke PPT Nederland               Utilities                                        26,656
      625     Nutricia Ver Bedrijven                  Food Manufacturing                               17,802
      480     Royal Dutch Petroleum                   Oil                                              25,300
                                                                                                 ------------
                                                                                                      177,640
                                                                                                 ------------

PHILIPPINES - 0.2%
    4,000     San Miguel 'B'                          Beverage Industry/


                                                      Tobacco Manufacturing                             4,470
                                                                                                 ------------
PORTUGAL - 0.2%
      250     Electricidade de Portugal               Utilities                                         4,376
                                                                                                 ------------
SINGAPORE - 4.0%
    4,000     City Developments                       Real Estate                                      16,757
    4,000     Development Bank of Singapore           Commercial Banks & Other Banks                   37,321
    3,000     Fraser and Neave                        Beverage Industry/
                                                      Tobacco Manufacturing                            15,043
    2 000     Singapore Press Holdings                Media                                            27,547
                                                                                                 ------------
                                                                                                       96,668
                                                                                                 ------------
SPAIN -1.0%
      885     Banco De Santander                      Commercial Banks & Other Banks                   24,699
                                                                                                 ------------


                                                                      2

SWITZERLAND - 11.7%
       30     Alusuisse Lonza Holdings                Fabricated Metal Products                  $     26,790
       30     Nestle                                  Food & Grocery Products                          42,118
       66     Novartis                                Health & Personal Care                          102,991
        5     Roche Holdings                          Health & Personal Care                           43,779
       44     Schw Ruckverischer                      Insurance - Multi/Property/Casualty              66,031
                                                                                                 ------------
                                                                                                      281,709
                                                                                                 ------------
Thailand -0.4%
    3,000     Bangkok Bank                            Commercial Banks & Other Banks                   10,435
                                                                                                 ------------

              TOTAL COMMON STOCK (Cost $2,373,553)                                                  2,209,641
                                                                                                 ------------


                                    REPURCHASE AGREEMENT - 5.3%

  Repurchase agreement with State Street Bank, 5%, dated October 31, 1997, to be purchased at $130,054 on November 3, 1997, collateralized by U.S.
  Government Agency Obligations, 6.5% - May 15, 2014, with a value of $137,200                        130,000
                                                                                                 ------------

TOTAL INVESTMENTS (Cost $2,503,553+)-97.3%                                                          2,339,641
OTHER ASSETS, LESS LIABILITIES - 2.7%                                                                  66,035
                                                                                                 ------------

NET ASSETS - 100%                                                                                $  2,405,676
                                                                                                 ------------
                                                                                                 ------------


+  ALSO REPRESENTS COST FOR TAX PURPOSES


SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM IPT-INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 1997


------------------------------------------------------------------------------
ASSETS
Investments at cost                                                $ 2,503,553
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Investments at value                                               $ 2,339,641
Cash                                                                       702
Foreign currency at value (cost $15,020)                                14,994
Due from advisor (Note 2)                                                4,682
Receivables:
  Investment securities sold                                            71,753
  Dividends and Interest                                                 5,269
------------------------------------------------------------------------------
     Total Assets                                                    2,437,041
------------------------------------------------------------------------------

LIABILITIES
Payables:
  Investment securities purchased                                       16,523
  Accrued investment advisory fees (Note 2)                              1,831
  Other accrued expenses                                                    94
Net Unrealized Depreciation on Open Forward Currency Contracts          12,917
------------------------------------------------------------------------------
     Total Liabilities                                                  31,365
------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES
OUTSTANDING                                                        $ 2,405,676
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Capital Shares:
  Authorized (Par Value $0.01)                                       unlimited
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Shares Outstanding                                                   254,067
------------------------------------------------------------------------------
------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE                                                    $      9.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM IPT-INTERNATIONAL FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM MAY 1, 1997 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1997


------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends (net of foreign withholding taxes of $2,127)           $    16,425
  Interest                                                               6,915
------------------------------------------------------------------------------
     Total income                                                       23,340
------------------------------------------------------------------------------
Expenses:
  Investment advisory fees (Note 2)                                      9,547
  Custody fees                                                           6,488
  Audit Fees                                                             1,375
  Other                                                                  1,212
  Administrative Services (Note 2)                                         106
------------------------------------------------------------------------------
     Total Expenses                                                     18,728
     Less expenses reimbursed by adviser                                (6,000)
     Less Earnings Credits                                              (3,193)
------------------------------------------------------------------------------
     Expenses - Net                                                      9,535
------------------------------------------------------------------------------
     Net Investment Income (Loss)                                       13,805
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on securities and foreign
currency transactions                                                   35,631
Net change in unrealized appreciation (depreciation)
on securities and foreign currency transactions                       (177,271)
------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions                                         (141,640)
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations    $  (127,835)
------------------------------------------------------------------------------
------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM IPT-INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD FROM MAY 1, 1997 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1997


------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                       $    13,805
Net realized gain (loss) on securities and foreign
currency transactions                                                   35,631
Net changes in unrealized appreciation (depreciation) on
securities and foreign currency transactions                          (177,271)
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations       (127,835)
------------------------------------------------------------------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                        0
Net realized gains on investments                                            0
------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders                0
------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                            2,608,921
Net asset value of shares issued in reinvestment of dividends                0
------------------------------------------------------------------------------
  Total                                                              2,608,921
Payments for shares redeemed                                           (75,410)
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived From Fund
Share Transactions                                                   2,533,511
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    2,405,676
Net Assets:
BEGINNING OF PERIOD                                                          0
------------------------------------------------------------------------------
End of period                                                      $ 2,405,676
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)                            $ 2,533,511
Undistributed net investment income (loss)                              13,805
Accumulated net realized gain (loss) from investments                   35,631
Unrealized appreciation (depreciation) on investments                 (177,271)
------------------------------------------------------------------------------
  Total                                                            $ 2,405,676
------------------------------------------------------------------------------
------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES:
Shares sold                                                            261,565
Shares issued to shareholders in reinvestment of dividends                   0
------------------------------------------------------------------------------
  Total                                                                261,565
Shares repurchased                                                      (7,498)
------------------------------------------------------------------------------
Net Increase (decrease) in shares                                      254,067
Shares outstanding, beginning of period                                      0
------------------------------------------------------------------------------
Shares outstanding, end of period                                      254,067
------------------------------------------------------------------------------
------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM IPT-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 1997

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Berger Institutional Products Trust (the "Trust"), a Delaware business trust, was established on October 17, 1995 as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising Berger IPT-100 Fund ("IPT-100"), Berger IPT-Growth and Income Fund ("IPT-G&I"), Berger IPT-Small Company Growth Fund ("IPT-SCG") and Berger/BIAM IPT-International Fund ("IPT-International"), (individually the "Fund" and collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future. The Funds commenced investment operations on May 1, 1996, except for the Berger/BIAM IPT-International Fund which commenced operations on May 1, 1997.

The Trust is registered under the Investment Company Act of 1940 and the Securities Act of 1933 (the "Acts"). Shares of each Fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans. All costs incurred in organizing the Trust were paid by Berger Associates, Inc. ("Berger"), the investment advisor to IPT-100, IPT-G&I and the IPT-SCG.

     On May 1, 1997, Berger purchased 200,000 shares of the IPT-International for $2 million. At October 31, 1997, Berger owned 79% of the outstanding shares of IPT-International.

SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

     Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the NASDAQ Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and asked prices. Securities that are traded on the over-the-counter market are valued at the mean between their current bid and asked prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

     Foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

SECURITY GAINS AND LOSSES

     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

COMMON EXPENSES

     Certain expenses which are not directly allocable to a specific Fund are allocated to the Funds on the basis of relative net assets.

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. AGREEMENTS

     BBOI Worldwide LLC ("BBOI") serves as the investment advisor to the IPT-International. BBOI has delegated the day-to-day portfolio management of the IPT-International to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). As compensation for its services to the Fund, BBOI receives an investment advisory fee which is accrued daily and paid monthly. The fee is based on an annual rate of .90 of 1% of the Fund's average daily net assets As sub-advisor to IPT-International, BIAM receives a sub-advisory fee from BBOI at an annual rate of .40 of 1% of the average daily net assets of the Fund. Such sub-advisory fee has been voluntarily waived by BIAM for the period from May 1, 1997 (commencement of operations) to October 31, 1997. BBOI has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.20% of the average daily net assets of the IPT-International.

     The IPT-International has entered into an administrative services agreement with BBOI. The administrative services agreement provides for a fee at an annual rate of .01 of 1% of the average daily net assets of the Fund accrued daily and paid monthly. BBOI has delegated the day-to-day administrative duties to Berger. Berger receives a sub-administration fee from BBOI at an annual rate of .20 of 1% of the average daily net assets of the IPT-International. Such sub-administration fee has been voluntarily waived by Berger for the period from May 1, 1997 (commencement of operations) to October 31, 1997.

     The Trust has entered into a recordkeeping and pricing agreement with Investors Fiduciary Trust Company ("IFTC"), who also serves as the Fund's custodian and transfer agent. The recordkeeping and pricing agreement provides for the monthly payment of a base fee plus a fee computed as a percentage of
average daily net assets on a total relationship basis.   IFTC's fees for
custody, recordkeeping and pricing, or transfer agency services are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by IFTC as custodian or by credits received from directed brokerage transactions.

     Certain officers and directors of Berger are also officers and trustees of the Trust. Trustees, who are not affiliated with Berger, received no compensation from the Berger/BIAM IPT-International Fund for the period from May 1, 1997 (commencement of investment operations) to October 31, 1997.

3. INVESTMENT TRANSACTIONS

A. Purchases and Sales

   Purchases and sales of investment securities for the period from May 1, 1997 (commencement of operations) through October 31, 1997, were as follows:

------------------------------------------------------------------------------
Purchases of investment securities
(excluding short-term securities)                                  $ 2,589,029
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sales of investment securities
(excluding short-term securities)                                  $   228,481
------------------------------------------------------------------------------
------------------------------------------------------------------------------

   There were no purchases or sales of long-term U.S. Government securities during the period.

At October 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities was as follows:

------------------------------------------------------------------------------
Appreciation                                                       $    92,554
Depreciation                                                          (256,466)
------------------------------------------------------------------------------
Net                                                                $  (163,912)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

     The IPT-International may hold forward foreign currency exchange contracts for the purpose of hedging the portfolio against exposure to market value fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such investments and the assets being hedged, or unexpected price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized gains or losses on these securities, if any, are included in Net Realized Gain (Loss) on Securities Transactions in the Statements of Operations.

B. Federal Income Tax Status

   Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.

   The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At October 31, 1997, no such differences existed.

BERGER/BIAM IPT-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH OCTOBER 31, 1997 (UNAUDITED)



------------------------------------------------------------------------------
Net asset value, beginning of period                               $      10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            0.05
  Net realized and unrealized gain (loss) on securities                  (0.58)
------------------------------------------------------------------------------
Total from investment operations                                         (0.53)
------------------------------------------------------------------------------
Less distributions:
  Dividends (from net investment income)                                  0.00
  Distributions (from capital gains)                                      0.00
------------------------------------------------------------------------------
Total distributions                                                       0.00
------------------------------------------------------------------------------
Net asset value, end of period                                     $      9.47
------------------------------------------------------------------------------
Total Return^*                                                           (5.30)%
------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period                                          $ 2,405,676
Ratio of expenses to average net assets:~+
  Net expenses                                                             .90%
  Gross expenses                                                          1.77%
Ratio of net income (loss) to average net assets~                         1.30%
Portfolio turnover rate*                                                 23.60%
Average commission rate                                            $     .0246


^ TOTAL RETURN REFLECTS THE EFFECT OF FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS, AND DOES NOT REFLECT EXPENSES THAT APPLY TO RELATED VARIABLE INSURANCE CONTRACTS. HAD THE FEE OFFSETS, WAIVERS AND REIMBURSEMENTS NOT BEEN MADE, AND HAD VARIABLE CONTRACT CHARGES BEEN INCLUDED, TOTAL RETURN WOULD HAVE BEEN LOWER FOR THE PERIOD SHOWN.
* BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY,IS NOT REPRESENTATIVE OF A FULL YEAR.
~    ANNUALIZED.
+ NET EXPENSES REFLECT THE FUND'S GROSS (TOTAL) EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS. GROSS EXPENSES AND NET EXPENSES DO NOT INCLUDE THE DEDUCTION OF ANY CHARGES OR EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE INSURANCE CONTRACT.


SEE NOTES TO FINANCIAL STATEMENTS.

                         BERGER INSTITUTIONAL PRODUCTS TRUST

PART C.  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS:

         (a)  FINANCIAL STATEMENTS.


         In Part A of the Registration Statement (Prospectus dated May 1, 1997) for Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund:

         1. Financial Highlights for the Period May 1, 1996 (Date Operations Commenced) to December 31, 1996

         In Part A of the Registration Statement (Prospectus Supplement dated November 13, 1997) for Berger/BIAM IPT - International Fund:

         1. Financial Highlights for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997(unaudited)*

         Incorporated by reference into Part B of this Registration Statement (Statement of Additional Information) for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund:


         1.   Report of Independent Accountants, dated January 27, 1997

         2.   Schedules of Investments as of December 31, 1996

         3.   Statements of Assets and Liabilities as of December 31, 1996

         4. Statements of Operations for the Period May 1, 1996 (Commencement of Investment Operations) to December 31, 1996

         5. Statements of Changes in Net Assets for the Period May 1, 1996 (Commencement of Investment Operations) to December 31, 1996

         6.   Notes to Financial Statements, December 31, 1996

         7. Financial Highlights for the Period May 1, 1996 (Commencement of Investment Operations) to December 31, 1996

         Incorporated by reference into Part B of this Registration Statement (Statement of Additional Information) for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund:

         1.   Schedules of Investments as of June 30, 1997 (Unaudited)

         2.   Statements of Assets and Liabilities as of June 30, 1997
              (Unaudited)

         3. Statements of Operations for the Period January 1, 1997 to June 30, 1997(Unaudited)

         4. Statements of Changes in Net Assets for the Period January 1, 1997 to June 30, 1997 (Unaudited) and for the Period May 1, 1996 (Commencement of Investment Operations) to December 31, 1996

         5.   Notes to Financial Statements, June 30, 1997 (Unaudited)

         6. Financial Highlights for the Period January 1, 1997 to June 30, 1997(Unaudited)

         Included in Part B of this Registration Statement (Statement of Additional Information) for the Berger/BIAM IPT - International Fund:

         1.   Schedule of Investments as of October 31, 1997 (Unaudited)

         2.   Statement of Assets and Liabilities as of October 31, 1997
              (Unaudited)

         3. Statement of Operations for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997 (Unaudited)

         4. Statement of Changes in Net Assets for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997 (Unaudited)

         5.   Notes to Financial Statements, October 31, 1997 (Unaudited)

         6. Financial Highlights for the Period May 1, 1997 (Commencement of Operations) to October 31, 1997 (Unaudited)


         In Part C of the Registration Statement:

         None.

         (b)  EXHIBITS.

         The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         On the date that this amendment to the Registration Statement becomes effective, Berger Associates, Inc., a Delaware corporation, will own a majority of the outstanding shares of the Registrant, having provided all the initial seed capital to establish the Registrant. Consequently, Berger Associates will be a control person of the Registrant. Berger Associates will continue to be a control person of the Registrant so long as it holds more than 25% of the Registrant's outstanding shares, as the term "control" is defined in the Investment Company Act of 1940. So long as the Registrant is controlled by Berger Associates, it will be under common control with the other companies controlled by Berger Associates' corporate parent, Kansas City Southern Industries, Inc. ("KCSI"). See "Management and Investment Advice" in the Prospectus and "Investment Advisor" in the Statement of Additional Information for more information on KCSI and its affiliates.

Item 26. NUMBER OF HOLDERS OF SECURITIES


         The number of record holders of shares of beneficial interest in the series of Registrant's shares outstanding as of October 31, 1997, was as follows:

--------------------------------------------------------------------------
SERIES OR FUND                                     NUMBER OF RECORD
                                                       HOLDERS
                                                      OF SHARES
--------------------------------------------------------------------------
Berger IPT - 100 Fund                                     3
--------------------------------------------------------------------------
Berger IPT - Growth and Income Fund                       2
--------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                    5
--------------------------------------------------------------------------
Berger/BIAM IPT - International Fund                      2

--------------------------------------------------------------------------



Item 27. INDEMNIFICATION

         Article IX, Section 2 of the Trust Instrument for Berger Institutional Products Trust (the "Trust"), provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees, managers and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees, managers or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees, managers and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR


         The business of Berger Associates, Inc., the investment advisor of the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund is described in the Prospectus in Section 6 and in the Statement of Additional Information in Section 4 which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated September 29, 1997), which information from such schedules is incorporated herein by reference.

         The business of BBOI Worldwide LLC ("BBOI Worldwide"), the investment advisor of the Berger/BIAM IPT - International Fund, is described in the Prospectus in Section 6 and in the Statement of Additional Information in
Section 4 which are included in this Registration Statement. Information relating to the business and other connections of the officers and managers of BBOI Worldwide (current and for the past two years) is listed in Schedules A and D of BBOI Worldwide's Form ADV as filed with the Securities and Exchange Commission (File No. 801-52264, dated September 3, 1997), which information from such schedules is incorporated herein by reference.


         The business of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the sub-advisor to the Berger/BIAM IPT -

International Fund, is also described in Section 6 of the Prospectus and in
Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of BIAM (current and for the past two years) is listed in Schedules A and D of BIAM's Form ADV as filed with the Securities and Exchange Commission (File No. 801-29606, dated July 7, 1997), which information from such schedules is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS

         (a) Investment companies (other than the Registrant) for which the Registrant's principal underwriter also acts as principal underwriter:


The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund


          (b) For Berger Distributors, Inc.:

--------------------------------------------------------------------------------
      Name                    Positions and                   Positions and
                              Offices with                    Offices with
                               Underwriter                     Registrant
--------------------------------------------------------------------------------
Craig D. Cloyed          President and Director            None
--------------------------------------------------------------------------------
David G. Mertens         Vice President and Director       None
--------------------------------------------------------------------------------
David J. Schultz         Chief  Financial Officer,         Assistant Treasurer
                         Secretary and Treasurer
--------------------------------------------------------------------------------
Brian S. Ferrie          Chief Compliance Officer          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kevin R. Fay             Director                          Vice President,
                                                           Secretary
                                                           and Treasurer
--------------------------------------------------------------------------------


         The principal business address of Mr. Mertens is 1850 Parkway Place, Suite 420, Marietta, GA 30067. The principal business address of each of the other persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

         (c) Not applicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

         (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

         (c) Certain records relating to day-to-day portfolio management of the Berger/BIAM IPT - International Fund are kept at Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 20 Horseneck Lane, Greenwich, Connecticut 06830.

Item 31. MANAGEMENT SERVICES

         The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 7 of the Prospectus and
Section 5 of the Statement of

Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreements entered into between the Registrant and Berger Associates, Inc., and between the Registrant and BBOI Worldwide LLC, investment advisors to various series of the Registrant.

Item 32. UNDERTAKINGS




         (a) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any trustee of the Registrant and facilitating shareholder communications related to such meetings:

         1. The trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

         2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the trustees a form of communication and request which they wish to transmit, the trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

         3.   If the trustees elect to follow the course specified in clause
(ii), above, the trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         4. If the Commission enters an order either refusing to sustain any of the trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

         (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 13th day of November, 1997.

                                       BERGER INSTITUTIONAL PRODUCTS TRUST
                                       ----------------------------------------
                                       (Registrant)

                                       By /s/ Gerard M. Lavin
                                          -------------------------------------
                                          Name:  Gerard M. Lavin
                                               --------------------------------
                                          Title:  President
                                                -------------------------------


         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signature                        Title                      Date
     ---------                        -----                      ----

/s/ Gerard M. Lavin
---------------------------    President (Principal       November 13, 1997
Gerard M. Lavin                Executive Officer)
                               and Trustee



/s/ Kevin R. Fay
---------------------------    Vice President,            November 13, 1997
Kevin R. Fay                   Secretary and
                               Treasurer (Principal
                               Financial and
                               Accounting Officer)

/s/Dennis E. Baldwin*
---------------------------    Trustee                    November 13, 1997
Dennis E. Baldwin

/s/William M.B. Berger*
---------------------------    Trustee                    November 13, 1997
William M.B. Berger

/s/Louis R. Bindner*
---------------------------    Trustee                    November 13, 1997

Louis R. Bindner

/s/Katherine A. Cattanach*
---------------------------    Trustee                    November 13, 1997
Katherine A. Cattanach

/s/Lucy Black Creighton*
---------------------------    Trustee                    November 13, 1997
Lucy Black Creighton

/s/Paul R. Knapp*
---------------------------    Trustee                    November 13, 1997
Paul R. Knapp

/s/Harry T. Lewis, Jr.*
---------------------------    Trustee                    November 13, 1997
Harry T. Lewis, Jr.

/s/Michael Owen*
---------------------------    Trustee                    November 13, 1997
Michael Owen

/s/William Sinclaire*
---------------------------    Trustee                    November 13, 1997
William Sinclaire



/s/ Gerard M. Lavin
------------------------------
*By:  Gerard M. Lavin,
      Attorney-in-fact

                                    EXHIBIT INDEX

N-1A                          EDGAR
Exhibit                       Exhibit
No.                           No.                 Name of Exhibit
-------------                 ----------          ---------------


(1) Exhibit      1                               Trust Instrument
(1) Exhibit      2                               Bylaws
    Exhibit      3                               Not Applicable
    Exhibit      4                               Not Applicable
(1) Exhibit      5.1                             Form of Investment Advisory
                                                 Agreement for Berger IPT - 100
                                                 Fund
(1) Exhibit      5.2                             Form of Investment Advisory
                                                 Agreement for Berger IPT -
                                                 Growth and Income Fund
(1) Exhibit      5.3                             Form of Investment Advisory
                                                 Agreement for Berger IPT -
                                                 Small Company Growth Fund
(3) Exhibit      5.4                             Form of Investment Advisory
                                                 Agreement for Berger/BIAM IPT
                                                 - International Fund
(3) Exhibit      5.5                             Form of Sub-Advisory Agreement
                                                 for Berger/BIAM IPT -
                                                 International Fund
(2) Exhibit      6                               Distribution Agreement between
                                                 Berger Institutional Products
                                                 Trust and Berger Distributors,
                                                 Inc.
    Exhibit      7                               Not Applicable
(1) Exhibit      8                               Form of Custody Agreement
(1) Exhibit      9.1.1                           Form of Administrative
                                                 Services Agreement for Berger
                                                 IPT - 100 Fund
(1) Exhibit      9.1.2                           Form of Administrative
                                                 Services Agreement for Berger
                                                 IPT - Growth and Income Fund
(1) Exhibit      9.1.3                           Form of Administrative
                                                 Services Agreement for Berger
                                                 IPT - Small Company Growth
                                                 Fund
(3) Exhibit      9.1.4                           Form of Administrative
                                                 Services Agreement for
                                                 Berger/BIAM IPT -
                                                 International Fund
(3) Exhibit      9.1.5                           Form of Sub-Administration
                                                 Agreement for Berger/BIAM IPT
                                                 - International Fund
(1) Exhibit      9.2                             Form of Recordkeeping and
                                                 Pricing Agent Agreement
(1) Exhibit      9.3                             Form of Agency Agreement

(1) Exhibit      9.4                             Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 Berger Associates, Inc. and
                                                 Great American Reserve
                                                 Insurance Company
(2) Exhibit      9.5                             Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 Berger Associates, Inc. and
                                                 Ameritas Life Insurance
                                                 Company
(3) Exhibit      9.6                             Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 BBOI Worldwide LLC and Great
                                                 American Reserve Insurance
                                                 Company
(3) Exhibit      9.7                             Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 Berger Associates, Inc.,
                                                 Berger Distributors, Inc.,
                                                 Charles Schwab & Co. Inc. and
                                                 Great-West Life & Annuity
                                                 Insurance Company
(3)Exhibit       9.8                             Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 Berger Associates, Inc.,
                                                 Berger Distributors, Inc.,
                                                 Charles Schwab & Co. Inc. and
                                                 First Great-West Life &
                                                 Annuity Insurance Company
(3)Exhibit       9.9                             Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 BBOI Worldwide LLC and Canada
                                                 Life Insurance Company of
                                                 America
(3)Exhibit       9.10                            Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 BBOI Worldwide LLC and Canada
                                                 Life Insurance Company of New
                                                 York
(3)Exhibit       9.11                            Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 Berger Associates, Inc. and
                                                 Prudential Insurance Company
                                                 of America

(3)Exhibit       9.12                            Form of Participation
                                                 Agreement between Berger
                                                 Institutional Products Trust,
                                                 BBOI Worldwide LLC and
                                                 Prudential Insurance Company
                                                 of America
(1) Exhibit      10                              Opinion and consent of Davis,
                                                 Graham & Stubbs LLP
*   Exhibit      11          EX-99.B11           Consent of Price Waterhouse
                                                 LLP
    Exhibit      12                              Not Applicable
(1) Exhibit      13                              Investment Letter from Initial
                                                 Stockholder
    Exhibit      14                              Not Applicable
    Exhibit      15                              Not Applicable
(1) Exhibit      16                              Schedule for Computation of
                                                 Performance Data
(2) Exhibit      17.1                            Financial Data Schedule for
                                                 Berger IPT - 100 Fund
(2) Exhibit      17.2                            Financial Data Schedule for
                                                 Berger IPT - Growth and Income
                                                 Fund
(2) Exhibit      17.3                            Financial Data Schedule for
                                                 Berger IPT - Small Company
                                                 Growth Fund
*   Exhibit      17.4        EX-27.4             Financial Data Schedule for
                                                 Berger/BIAM IPT -
                                                 International Fund
    Exhibit      18                              Not Applicable

-----------------------

*                Filed herewith.
(1) Previously filed on April 18, 1996, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(2) Previously filed on February 14, 1997, with Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(3) Previously filed on April 18, 1997, with Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.